MERRILL LYNCH
GLOBAL
ALLOCATION
FUND, INC.





FUND LOGO





Quarterly Report

July 31, 1997


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.








Merrill Lynch
Global Allocation
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.

Summary of
Fund's Overall
Asset Mix
As of 7/31/97
                                                        Percent of Fund's Portfolio    Reference Portfolio
                                                          7/31/97        4/30/97           Percentages
North & South American Equities                             19.3%*         18.4%*              36.0%
European Equities                                            9.3            9.7                11.0
Pacific Basin Equities                                       5.4            5.4                13.0

Total Equities                                              34.0           33.5                60.0

US Dollar Denominated Fixed-Income Securities               34.3           36.3                24.0
  US Issuers                                                25.7           26.9                 --
  Non-US Issuers                                             8.6            9.4                 --
Non-US Dollar Denominated Fixed-Income Securities            8.1            9.6                16.0

Total Fixed-Income Securities                               42.4++         45.9++              40.0

Cash & Cash Equivalents                                     23.6           20.6                 --

 *Includes value of Stock Index Futures.
++Includes Preferred Stock.



Officers and
Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Bryan N. Ison, Vice President and Portfolio Manager
Dennis W. Stattman, Vice President
Gerald M. Richard, Treasurer
James W. Harshaw, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



DEAR SHAREHOLDER


During the quarter ended July 31, 1997, Merrill Lynch Global
Allocation Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +9.07%, +8.83%, +8.83% and +9.03%, respectively. (Fund results do not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 5--6 of this report to shareholders.)


Portfolio Matters
The three-month period ended July 31, 1997 was marked by strong equity markets in the United States and Europe; strong bond markets in the United States, Europe and Japan; and a strong US dollar, especially relative to the Deutschemark and other European currencies. During the July quarter, the consensus view of the US economy changed. Concerns regarding accelerating growth, tight labor markets, future inflation and possible monetary policy tightening by the Federal Reserve Board dissipated in favor of a much more sanguine outlook for moderate economic growth with minimal inflation and little risk of increases in short-term interest rates. This shift in economic expectations, combined with forecasts of improved corporate profits, created the backdrop for higher equity prices in the United States. The unmanaged Standard & Poor's 500 Composite Index had a +19.58% total return for the three-month period. Major European stock markets also showed significant gains. For example, the UK stock market rose 10.5%, the French stock market appreciated approximately 16%, and the German stock market registered approximately a +28% total return.

The Fund's equity exposure was little changed during the July quarter at 34.0% of net assets, compared to 33.5% at the end of the April 30, 1997 quarter. We continue to believe that equity markets, particularly in the United States, offer few attractively valued new investment opportunities. Therefore, the Fund continues to hold a relatively small proportion of its assets in US stocks and stocks in general. In addition to holding equities, the Fund also holds convertible bonds and convertible preferred stocks which effectively increase its exposure to stock markets. Convertibles made up 9.3% of net assets at July quarter-end. In many cases, we find that convertible securities fit well into our investment strategy. Since a convertible bond or convertible preferred stock can be exchanged into its underlying common stock, changes in the market value of the underlying common stock generally affect a convertible's price. Thus, if the price of the underlying stock increases, the price of the convertible may rise as well, but usually less than the underlying stock. In addition, convertible securities generally offer a higher yield than the company's common stock. A convertible tends to provide downside price protection as compared to its underlying common stock, because of its typically higher yield, seniority in the company's capital structure, and eventual maturity in the case of bonds and fixed-term preferreds. Seniority means that holders of convertible securities have a claim on the assets of the issuer prior to common stockholders (but this may be subordinated to other non-convertible securities of the same issuer). This senior position may also help to limit the convertible's downside risk if the price of the underlying common stock falls.

Although the Fund took some profits in US stocks during the July quarter, subsequent appreciation of the remaining holdings largely replaced the weighting of the stocks sold. We eliminated some of the Fund's holdings in US healthcare stocks during the quarter, primarily large-capitalization pharmaceuticals whose shares had appreciated strongly this year and reached our price targets. Profit taking also motivated sales of several of the Fund's investments in energy and oil service stocks.

We purchased shares of several US telecommunications companies, specifically GTE Corp., Citizens Utilities Company and General Communication, Inc. In our view, shares of these companies were selling at reasonable valuations, and each is positioning itself to provide integrated local and long-distance telephone services to its respective market.

The Fund ended the July quarter with a slightly higher European equity exposure. One notable change in our European holdings is the reduction in the position in Internationale Nederlanden Groep N.V., a long-time Fund investment. Shares of this Dutch financial services firm have risen significantly, so we took the opportunity to sell. We also took profits or sold other long-term holdings that performed well, most notably in Spain.

Although the Fund's fixed-income exposure was virtually constant in dollar terms throughout the July quarter, fixed-income investments declined slightly as a percentage of the portfolio to 42.4% of net assets. As noted in recent reports to shareholders, we continue to favor higher-quality bond investments, since the yield spread of corporate bonds relative to Treasury securities is narrow enough to lead us to prefer the high credit quality and liquidity of Treasury issues.

During the quarter, we purchased Treasury Inflation Protected Securities (TIPS) for the first time. These securities were first issued by the United States in January 1997, although other countries, such as the United Kingdom, Canada and New Zealand, have issued similar securities for some time. TIPS are indexed to the Consumer Price Index (CPI), which means that their face value increases by the same percentage amount as the CPI. Real (CPI-adjusted) interest rates on TIPS have increased significantly since January as investors' near-term inflationary concerns eased. As a result, we were able to purchase both five-year and ten-year TIPS at attractive prices.

In Europe, we took profits in some of our German government bond holdings and purchased UK government issues. The announcement by the new Labour government that the Bank of England will be granted significantly greater independence, combined with higher interest rates in the United Kingdom, caused us to favor UK bonds over German issues.

In Asia, we continue to believe that Japanese government bonds offer little potential return with a high level of risk. Therefore, the Fund has no direct Japanese government bond investments. However, the Fund owns several Japanese convertible bonds that we believe offer a better risk/reward ratio than their underlying common stocks.

During the quarter, we significantly reduced the portfolio's currency hedge against declines in the Deutschemark relative to the US dollar. With the US dollar's strong appreciation relative to European currencies, we believe that the US currency is no longer nearly as undervalued as has been the case for some time. When the US dollar was more undervalued, we had protected the portfolio by hedging a larger portion of our foreign currency exposure; this protection is less useful as the US dollar moves into a more fairly valued range.


In Conclusion
We thank you for your investment in Merrill Lynch Global Allocation Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our upcoming annual report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Bryan N. Ison)
Bryan N. Ison
Vice President and
Portfolio Manager



September 12, 1997



LONG-TERM PERFORMANCE FOCUS

One way to measure Merrill Lynch Global Allocation Fund, Inc.'s success in achieving an attractive risk/return balance is to compare the Fund's performance relative to the components of its benchmark index, as shown in the tables below. The left-hand table updates the 5-year results presented in the April 30, 1997 semi-annual report and compares the 5 1/2-year average annual total returns on the Fund's Class A Shares with those of US stocks, foreign stocks, foreign bonds, and five-year US Treasury bonds. The right-hand table compares the 5 1/2-year annualized volatility, or standard deviation, of the Fund's Class A Shares with those of the component indexes. Standard deviation measures the variability of returns and is a generally accepted proxy for risk.

As the two tables show, compared to the benchmark components, the Fund's Class A Shares achieved the second-highest total return for the period shown while also experiencing the second-lowest level of volatility. For example, the Fund experienced less than half the volatility of US stocks while achieving an average annual total return that was only modestly less than the US stock index. Viewed from another perspective, the Fund's volatility over the period was not significantly greater than that of five-year Treasury notes, but its average annual total return was more than twice as high. The Fund's management will continue to seek to limit the Fund's volatility in the future, although past performance is not predictive of future results.



               5 1/2-Year Average Annual Total Return*

Highest   US Stocks                                         +17.66%

          ML Global Allocation Fund--Class A Shares         +14.31

          Foreign Stocks                                    + 9.31

          Foreign Bonds                                     + 8.18

Lowest    Five-Year US Treasury Notes                       + 5.70



               5 1/2-Year Annualized Volatility*

          Five-Year US Treasury Notes                         4.30%   Lowest

          ML Global Allocation Fund--Class A Shares           4.39

          Foreign Bonds                                       7.73

          US Stocks                                           9.31

          Foreign Stocks                                     11.80    Highest


*For the 5 1/2 years ended June 30, 1997. Please see pages 5--6 of this report to shareholders for complete performance information for all classes of shares for Merrill Lynch Global Allocation Fund, Inc. Fund average annual total returns do not reflect sales charges, and would be lower if sales charges were included.

 US stocks are represented by the S&P 500, an unmanaged market capitalization-weighted total return index composed of 500 widely held stocks on the New York Stock Exchange, American Stock Exchange, and the over-the-counter market. Foreign bonds are represented by the Salomon Brothers Non-Dollar World Government Bond Index, an unmanaged market capitalization-weighted index tracking 10 government bond indexes, excluding the United States. Foreign stocks are represented by the Financial Times/S&P Actuaries World Index (ex-
 US), an unmanaged market capitalization-weighted index composed of over 1,800 companies in 24 countries, excluding the United States. Volatility is measured by standard deviation, the annualized variability of individual monthly returns versus average monthly returns. Volatility is for five-year US Treasury notes with constant maturity.

 Past performance is not predictive of future results.



PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**

Class A Shares*

Year Ended 6/30/97                        +18.21%        +12.01%
Five Years Ended 6/30/97                  +14.31         +13.08
Inception (2/3/89) through 6/30/97        +14.58         +13.85

 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 6/30/97                        +16.96%        +12.96%
Five Years Ended 6/30/97                  +13.14         +13.14
Inception (2/3/89) through 6/30/97        +13.42         +13.42

 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 6/30/97                        +17.05%        +16.05%
Inception (10/21/94) through 6/30/97      +15.97         +15.97

 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**

Class D Shares*

Year Ended 6/30/97                        +17.91%        +11.72%
Inception (10/21/94) through 6/30/97      +16.89         +14.57

 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.




PERFORMANCE DATA (concluded)


Recent
Performance
Results
                                                                 Net Asset Value                     Total Return
                                                          7/31/97    4/30/97     7/31/96     12-Month            3-Month
ML Global Allocation Fund, Inc. Class A Shares*           $15.92      $14.93      $14.36      +22.63%(1)         + 9.07%(2)
ML Global Allocation Fund, Inc. Class B Shares*            15.70       14.69       14.18      +21.44(3)          + 8.83(4)
ML Global Allocation Fund, Inc. Class C Shares*            15.54       14.55       14.06      +21.44(5)          + 8.83(6)
ML Global Allocation Fund, Inc. Class D Shares*            15.90       14.90       14.34      +22.38(7)          + 9.03(8)
US Stocks: Standard & Poor's 500 Index**                                                      +52.02             +19.58
Non-US Stocks: Financial Times/Standard & Poor's--
  Actuaries World Index (Ex-US)***                                                            +18.63             +14.44
US Bonds: ML Government Index GA05****                                                        + 9.15             + 4.40
Non-US Bonds: Salomon Brothers World Government Bond Index (Ex-US)*****                       - 3.18             + 2.22

    *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
   **An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates. ***An unmanaged capitalization-weighted index comprised of over
     1,800 companies in 24 countries, excluding the United States. ****An unmanaged index designed to track the total return of the current coupon five-year US Treasury bond.
*****An unmanaged market capitalization-weighted index tracking 10 government bond indexes, excluding the United States.
  (1)Percent change includes reinvestment of $0.996 per share ordinary income dividends and $0.530 per share capital gains distributions.
  (2)Percent change includes reinvestment of $0.358 per share ordinary income dividends.
  (3)Percent change includes reinvestment of $0.845 per share ordinary income dividends and $0.530 per share capital gains distributions.
  (4)Percent change includes reinvestment of $0.283 per share ordinary income dividends.
  (5)Percent change includes reinvestment of $0.859 per share ordinary income dividends and $0.530 per share capital gains distributions.
  (6)Percent change includes reinvestment of $0.291 per share ordinary income dividends.
  (7)Percent change includes reinvestment of $0.959 per share ordinary income dividends and $0.530 per share capital gains distributions.
  (8)Percent change includes reinvestment of $0.340 per share ordinary income dividends.




Portfolio
Abbreviations


To simplify the currency denominations of Merrill Lynch Global
Allocation Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the currencies according to the list at right.

CAD    Canadian Dollar
CHF    Swiss Franc
DEM    German Deutschemark
ECU    European Currency Unit
ESP    Spanish Peseta
FRF    French Franc
GBP    Great Britain Pound
HDK    Hong Kong Dollar
ITL    Italian Lira
JPY    Japanese Yen
NLG    Netherlands Guilder
NOK    Norwegian Krone
NZD    New Zealand Dollar
SEK    Swedish Kroner
USD    United States Dollar



SCHEDULE OF INVESTMENTS                                                                                    (in US dollars)
                                          Shares                                                                  Percent of
COUNTRY        Industries                  Held            Common Stocks                Cost           Value      Net Assets
Argentina      Oil--Related               480,000    Yacimientos Petroliferos
                                                     Fiscales S.A. (ADR)++ (USD)  $    10,296,490    $    15,540,000     0.1%

                                                     Total Common Stocks in
                                                     Argentina                         10,296,490         15,540,000     0.1

Australia      Banking                  2,645,800    Westpac Banking Corp.              5,614,396         17,221,945     0.1

               Building &               1,636,577    Lend Lease Corporation
               Construction                          Limited                           27,280,912         37,137,794     0.3

               Foods                    7,916,000    Goodman Fielder Wattie Ltd.        8,324,587         12,158,212     0.1

               Insurance                1,614,135    GIO Australia Holdings, Ltd.       2,786,182          4,975,135     0.0

               Multi-Industry           1,500,000    Pacific Dunlop, Ltd.               4,092,789          4,131,975     0.0

               Tobacco                  1,689,800    Rothmans Holdings, Ltd.            6,042,681         10,064,449     0.1
                                        1,242,300    WD & HO Wills Holdings, Ltd.       1,389,502          1,849,785     0.0
                                                                                  ---------------    ---------------   ------
                                                                                        7,432,183         11,914,234     0.1

                                                     Total Common Stocks in
                                                     Australia                         55,531,049         87,539,295     0.6

Canada         Beverages                1,900,000    Cott Corp. (USD)                  15,484,918         18,643,750     0.1

               Metals--Non-Ferrous        100,000    Inco Ltd. (USD)                    2,132,000          3,093,750     0.0

               Paper                    3,250,000    Repap Enterprises
                                                     Inc. (USD)                        12,879,320            406,250     0.0

               Specialty Retailing        280,000    Semi-Tech Corporation
                                                     (Class A)                          4,108,297            796,295     0.0

               Telecommunications         200,000    BCE Telecommunications, Inc.
                                                     (USD)                              3,375,484          6,087,500     0.1
                                        1,165,200    Rogers Cantel Mobile
                                                     Communications Inc. (Class B)
                                                     (CAD)                             22,391,634         23,904,349     0.2
                                          864,000    Rogers Cantel Mobile
                                                     Communications Inc. (Class B)
                                                     (USD)                             14,888,350         17,820,000     0.1
                                        4,543,700    Rogers Communications Inc.        39,359,870         35,181,699     0.3
                                                                                  ---------------    ---------------   ------
                                                                                       80,015,338         82,993,548     0.7

                                                     Total Common Stocks
                                                     in Canada                        114,619,873        105,933,593     0.8

Finland        Metals                     576,930    Outokumpu OY                       8,651,262         10,966,647     0.1

               Paper &                  1,091,956    Enso-Gutzeit OY                    9,056,358          9,919,252     0.1
               Forest Products          2,909,250    Metsa Serla OY 'B'                23,657,400         25,523,468     0.2
                                                                                  ---------------    ---------------   ------
                                          703,225    UPM-Kymmene OY                    13,932,754         17,069,067     0.1
                                                                                       46,646,512         52,511,787     0.4

               Telecommunications         250,000    Nokia Corp. (ADR)++ (USD)          8,318,438         21,406,250     0.1
               Equipment                  186,360    Nokia OY                           8,998,615         16,077,263     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       17,317,053         37,483,513     0.2

                                                     Total Common Stocks in
                                                     Finland                           72,614,827        100,961,947     0.7

France         Automobiles                138,396    Peugeot S.A.                      16,287,620         16,002,638     0.1

               Banking                    173,900    Compagnie Financiere
                                                     de Paribas S.A.                    9,343,179         12,497,255     0.1
                                          670,386    Societe Generale de
                                                     France S.A.                       70,741,651         88,559,114     0.6
                                                                                  ---------------    ---------------   ------
                                                                                       80,084,830        101,056,369     0.7

               Electronics                 91,021    SGS-Thomson
                                                     Microelectronics N.V.              4,196,067          8,246,307     0.1

               Energy & Petroleum         161,894    Alcatel Alsthom Cie
                                                     Generale d'Electricite S.A.       14,347,111         21,151,165     0.2
                                          157,210    Elf Aquitaine (Elf) S.A.          11,348,994         17,949,593     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       25,696,105         39,100,758     0.3

               Engineering &              153,620    Bouygues S.A.                     15,092,345         13,123,765     0.1
               Construction

               Foods/Food Processing       61,600    Groupe Danone S.A.                 9,786,153          9,729,143     0.1

               Hotel/Leisure               88,334    Accor S.A.                        12,357,383         13,295,321     0.1



SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                                          Shares                                                                  Percent of
COUNTRY        Industries                  Held            Common Stocks                Cost           Value      Net Assets
France         Insurance                  503,171    Assurances Generales de
(concluded)                                          France S.A. (AGF)            $    16,032,715    $    18,080,092     0.1%
                                          314,456    Axa S.A.--UAP                     19,659,982         20,572,030     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       35,692,697         38,652,122     0.2

               Metals/Steel             1,047,115    Usinor-Sacilor S.A.               15,619,849         20,884,129     0.2

               Multi-Industry              35,577    EuraFrance S.A.                    9,934,891         14,639,417     0.1

               Retail--                    54,440    Castorama Dubois Investisse        7,307,525          6,523,446     0.0
               Home Improvement
                                                     Total Common Stocks in
                                                     France                           232,055,465        281,253,415     2.0

Germany        Airlines                   193,213    Deutsche Lufthansa AG              2,718,483          3,899,200     0.0

               Automotive                  27,490    Volkswagen AG                     10,299,438         21,052,857     0.2

               Banking                     55,680    Bayerische Vereinsbank AG          1,339,965          3,063,173     0.0

               Capital Goods              369,636    Kloeckner-Werke AG                17,229,762         27,482,605     0.2

               Chemicals                  101,451    Henkel KGaA                        4,390,556          5,144,664     0.0

               Engineering &               31,190    Philipp Holzmann AG               11,862,331          9,343,919     0.1
               Construction

               Metals/Steel               133,774    Thyssen AG                        27,799,392         30,494,264     0.2

               Retail                      29,472    Karstadt AG                       10,289,552         11,478,011     0.1

               Telecommunications         197,100    Deutsche Telekom AG                3,748,649          4,680,843     0.0

                                                     Total Common Stocks in
                                                     Germany                           89,678,128        116,639,536     0.8

Hong Kong      Agriculture             31,924,000    C.P. Pokphand Co. Ltd.
                                                     (Ordinary)                        11,031,647          9,380,922     0.1

               Banking                    396,982    HSBC Holdings PLC                  4,021,165         13,844,632     0.1

               Conglomerates            1,804,500    Hutchison Whampoa Ltd.            12,927,769         17,597,488     0.1

                                                     Total Common Stocks in
                                                     Hong Kong                         27,980,581         40,823,042     0.3

Indonesia      Paper & Pulp             2,669,600    Asia Pacific Resources
                                                     International Holdings Ltd.
                                                     (NY Registered Shares) (USD)      18,325,968         11,345,800     0.1
                                        1,615,000    Asia Pulp & Paper Company Ltd.
                                                     (ADR)++ (USD)                     18,572,500         21,903,438     0.1

                                                     Total Common Stocks in
                                                     Indonesia                         36,898,468         33,249,238     0.2

Italy          Banking                  3,130,440    Istituto Bancario San
                                                     Paolo di Torino S.p.A.            19,845,879         24,110,547     0.2
                                        1,813,400    Istituto Mobiliare Italiano
                                                     S.p.A. (Ordinary)                 13,339,979         17,509,039     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       33,185,858         41,619,586     0.3

               Insurance                  906,772    Assicurazioni Generali S.p.A.     16,525,125         18,573,201     0.1
                                        6,281,552    Istituto Nazionale della
                                                     Assicurazioni (INA) S.p.A.         9,455,080          9,115,131     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       25,980,205         27,688,332     0.2

               Multi-Industry           9,117,595    Compagnie Industriali
                                                     Riunite S.p.A. (CIR)               7,816,550          6,106,384     0.0
                                       22,261,389    MontEdison S.p.A.                 18,196,087         14,312,890     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       26,012,637         20,419,274     0.1

               Publishing               3,000,000    Seat S.p.A.                        1,088,139          1,073,252     0.0
                                        8,666,863    Seat S.p.A--RISP                   2,411,987          2,029,161     0.0
                                                                                  ---------------    ---------------   ------
                                                                                        3,500,126          3,102,413     0.0

               Telecommunications       3,958,000    TIM S.p.A.                         1,395,818         13,364,532     0.1
                                        3,751,300    TIM S.p.A.--RISP                   3,831,835          6,490,320     0.1
                                        5,198,888    Telecom Italia S.p.A.             12,145,121         33,077,891     0.2
                                        8,322,588    Telecom Italia S.p.A.--RISP       15,895,748         29,750,901     0.2
                                                                                  ---------------    ---------------   ------
                                                                                       33,268,522         82,683,644     0.6

                                                     Total Common Stocks in
                                                     Italy                            121,947,348        175,513,249     1.2

Japan          Automobiles &            3,282,000    Suzuki Motor Corp.                30,510,247         39,882,532     0.3
               Equipment

               Beverages                1,117,000    Chukyo Coca-Cola
                                                     Bottling Co., Ltd.                13,019,432          9,331,899     0.1
                                          565,000    Hokkaido Coca-Cola
                                                     Bottling Co., Ltd.                 7,764,597          7,056,540     0.0
                                          790,000    Kinki Coca-Cola
                                                     Bottling Co., Ltd.                11,999,955         10,533,333     0.1
                                        1,243,000    Mikuni Coca-Cola
                                                     Bottling Co., Ltd.                17,391,669         16,468,439     0.1
                                        1,004,000    Sanyo Coca-Cola
                                                     Bottling Co., Ltd.                14,326,160         12,708,861     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       64,501,813         56,099,072     0.4

               Capital Goods            4,118,000    Mitsubishi Heavy
                                                     Industries, Inc.                  25,214,471         29,017,131     0.2

               Chemicals                   34,000    Shin-Etsu Chemical Co., Ltd.         657,132            969,789     0.0

               Consumer Products           50,000    Amway Japan Limited
                                                     (Premium Exchangeable
                                                     Participating Shares) (USD)          721,750            831,250     0.0

               Electrical               1,088,000    Chudenko Corp.                    29,272,509         24,698,059     0.2
               Construction             1,386,000    Kinden Corporation                21,348,708         19,883,544     0.1
                                           34,000    Taihei Dengyo Kaisha, Ltd.           637,020            187,072     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       51,258,237         44,768,675     0.3

               Electrical Equipment       593,000    Murata Manufacturing
                                                     Co., Ltd.                         19,275,913         27,873,502     0.2

               Financial Services         879,000    Nomura Securities Co., Ltd.       11,893,928         12,461,772     0.1

               Industrial                  28,000    Miura Kogyo Co., Ltd.                466,635            380,422     0.0
                                           14,500    Nitto Kohki Co., Ltd.                488,740            429,494     0.0
                                                                                  ---------------    ---------------   ------
                                                                                          955,375            809,916     0.0

               Insurance                2,897,000    Dai-Tokyo Fire & Marine
                                                     Insurance Co., Ltd.               17,990,037         16,917,502     0.1
                                        1,780,000    Fuji Fire & Marine
                                                     Insurance Co., Ltd.                7,765,514          7,014,852     0.0
                                        4,465,000    Koa Fire & Marine
                                                     Insurance Co., Ltd.               22,677,921         25,998,734     0.2
                                          765,000    Mitsui Marine & Fire
                                                     Insurance Co., Ltd.                5,730,161          5,248,481     0.0
                                        3,508,000    Nichido Fire & Marine
                                                     Insurance Co., Ltd.               20,622,267         24,541,198     0.2
                                        4,418,000    Nippon Fire & Marine
                                                     Insurance Co., Ltd.               18,814,331         22,481,468     0.2
                                        7,315,000    Sumitomo Marine & Fire
                                                     Insurance Co., Ltd.               46,067,731         55,865,612     0.4
                                        2,368,000    Tokio Marine & Fire
                                                     Insurance Co., Ltd.               25,707,953         30,174,515     0.2
                                        4,831,000    Yasuda Fire & Marine
                                                     Insurance Co., Ltd.               25,055,075         31,513,612     0.2
                                                                                  ---------------    ---------------   ------
                                                                                      190,430,990        219,755,974     1.5

               Office Equipment         1,612,000    Canon, Inc.                       23,455,745         51,420,759     0.4

               Packaging &              1,003,000    Toyo Seikan Kaisha, Ltd.          23,381,176         16,843,629     0.1
               Containers

               Pharmaceuticals          1,061,000    Sankyo Pharmaceuticals
                                                     Co., Ltd.                         23,391,365         37,873,671     0.2
                                          384,000    Taisho Pharmaceuticals Co.         7,984,458         10,013,165     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       31,375,823         47,886,836     0.3

               Restaurants                391,000    Mos Food Services, Inc.            8,783,559          6,566,160     0.1
                                          310,000    Ohsho Food Service Corp.           6,834,314          4,394,937     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       15,617,873         10,961,097     0.1



SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                                          Shares                                                                  Percent of
COUNTRY        Industries                  Held            Common Stocks                Cost           Value      Net Assets
Japan          Retail Stores              460,000    Ito Yokado Co., Ltd.         $    21,319,319    $    26,202,532     0.2%
(concluded)                               100,000    Sangetsu Co., Ltd.                 3,160,832          1,864,979     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       24,480,151         28,067,511     0.2

               Steel                      266,000    Maruichi Steel Tube Ltd.           5,107,698          4,444,557     0.0

                                                     Total Common Stocks in Japan     518,838,322        592,094,002     4.1

Mexico         Conglomerates              433,800    Grupo Carso, S.A. de C.V.
                                                     (ADR)++ (USD)                      3,832,850          6,886,575     0.1

               Finance                      6,054    Grupo Financiero Inbursa,
                                                     S.A. de C.V. (ADR)++ (USD)           121,464            139,242     0.0

               Foods                      700,000    Grupo Industrial Maseca
                                                     (ADR)++ (USD)                      7,969,925         12,950,000     0.1

               Telecommunications         433,800    Global Telecommunications
                                                     Solutions, Inc. (ADR)++ (USD)      2,060,550          3,687,300     0.0

                                                     Total Common Stocks in Mexico     13,984,789         23,663,117     0.2

Netherlands    Chemicals                  143,576    Akzo N.V.                         17,876,528         22,280,950     0.2
                                          288,070    European Vinyls Corp.
                                                     International N.V.                11,384,340          6,716,802     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       29,260,868         28,997,752     0.2

               Electronics                454,403    Philips Electronics N.V.          19,352,744         36,929,036     0.3
               Distribution

               Forest Products            585,110    Koninklijke KNP N.V.              13,194,672         13,472,928     0.1

               Insurance                  958,493    Internationale Nederlanden
                                                     Groep N.V.                        15,908,091         46,737,662     0.3

               Miscellaneous--             10,000    Nijverdal Ten Cate N.V.              501,699            553,406     0.0
               Manufacturing

               Telecommunications         353,519    Royal PTT Nederland N.V.          12,931,144         14,536,143     0.1

               Transportation             111,846    Koninklijke Pakhoed N.V.           4,339,539          4,057,880     0.0

                                                     Total Common Stocks in the
                                                     Netherlands                       95,488,757        145,284,807     1.0

Norway         Banking                  4,785,400    Christiania Bank Og
                                                     Kreditkasse                       10,697,335         16,900,439     0.1

                                        2,434,000    Den Norske Bank ASA                7,189,721         10,257,772     0.1

                                                     Total Common Stocks in Norway     17,887,056         27,158,211     0.2

Portugal       Banking                    606,407    Banco Comerciale Portugues         8,623,735         11,582,210     0.1

               Telecommunications          41,000    Telecel-Comunicacaoes
                                                     Pessoais, S.A.                     2,073,605          3,215,903     0.0

                                                     Total Common Stocks in
                                                     Portugal                          10,697,340         14,798,113     0.1

Spain          Banking                     86,000    Corporacion Bancaria de
                                                     Espana S.A. (Argentaria)           3,351,129          4,758,674     0.0

               Banking & Financial        703,975    Banco Bilbao Vizcaya S.A. (n)     14,588,389         18,409,768     0.1

               Energy & Petroleum         212,500    Repsol S.A. (ADR)++ (USD)          6,126,375          8,553,125     0.1

               Insurance                   33,389    Mapfre S.A.                        1,272,758          1,871,214     0.0

               Manufacturing              173,000    Grupo Fosforera Espanola S.A.      1,501,871            258,842     0.0

               Utilities--Electric        141,800    Iberdrola I S.A.                     793,768          1,577,486     0.0

                                                     Total Common Stocks in Spain      27,634,290         35,429,109     0.2

Sweden         Appliances                 232,464    Electrolux AB 'B' Free            10,207,217         17,984,480     0.1

               Automotive & Equipment      43,916    Scania AB (Warrants) (a)              60,444             68,944     0.0

               Industrial                 119,420    SKF AB 'A'                         2,217,257          3,179,614     0.0

               Insurance                  506,907    Skandia Forsakring AB Free        13,186,749         20,626,938     0.1

               Metals/Steel               887,529    Avesta Sheffield AB                8,590,616          9,697,578     0.1

               Multi-Industry             262,083    Svedala Industri AB Free           3,441,716          5,628,549     0.0

               Paper & Forest Products    297,445    Mo och Domsjo AB (Class B)         7,181,896         10,459,867     0.1
                                          642,035    Stora Kopparbergs
                                                     Bergslags AB                       7,084,794         10,563,102     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       14,266,690         21,022,969     0.2

               Real Estate                 83,000    Tornet Fastighets AB                 550,422          1,000,716     0.0

                                                     Total Common Stocks in
                                                     Sweden                            52,521,111         79,209,788     0.5

Switzerland    Conglomerates              301,993    Oerlikon-Buehrle Holding Ltd.     32,057,825         30,799,286     0.2

               Electronic Components       69,850    Societe Suisse pour la
                                                     Microelectronique et
                                                     l'Horlogerie AG (Registered)       9,809,595          9,529,205     0.1

               Financial Services          77,807    CS Holdings AG (Registered)        7,789,679         10,511,674     0.1

               Machinery                   11,409    Saurer AG (Registered)             5,201,691          8,802,308     0.1

               Pharmaceuticals              2,490    Novartis AG (Registered)           1,074,162          4,002,139     0.0

               Photographic Services       12,273    Fotolabo S.A.                      5,097,333          3,401,490     0.0

                                                     Total Common Stocks in
                                                     Switzerland                       61,030,285         67,046,102     0.5

United         Banking                    884,956    National Westminster Bank PLC      9,683,612         12,537,844     0.1
Kingdom
               Beverages                1,451,980    Cadbury Schweppes PLC             11,384,259         14,003,215     0.1
                                          544,867    Guinness PLC                       5,497,812          5,214,704     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       16,882,071         19,217,919     0.1

               Chemicals                  988,323    Imperial Chemical
                                                     Industries PLC                    12,297,983         16,194,996     0.1
                                        1,470,000    Inspec Group PLC                   4,431,923          4,304,807     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       16,729,906         20,499,803     0.1

               Computers                  436,453    Misys PLC                          5,613,530         10,853,364     0.1

               Conglomerates                6,250    Hanson PLC (ADR)++ (USD)             353,583            158,203     0.0

               Consumer--Goods          1,175,645    Unilever Capital Corp. PLC        22,970,885         33,985,687     0.2

               Energy & Related             6,250    Energy Group PLC                     226,417            266,406     0.0

               Environmental            1,140,000    Waste Management International
                                                     PLC (ADR)++ (USD)                 10,743,772         10,188,750     0.1

               Food & Beverage          1,498,814    Allied Domecq PLC                 10,394,260         10,715,501     0.1
                                          650,505    Bass PLC                           8,302,679          8,875,646     0.1
                                           35,000    Grand Metropolitan PLC
                                                     (ADR)++ (USD)                      1,031,100          1,400,000     0.0
                                          631,110    Matthew Clark PLC                  6,157,510          2,560,590     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       25,885,549         23,551,737     0.2

               Glass                    3,451,777    Pilkington PLC                     6,954,694          7,454,181     0.1

               Holding Company          7,602,145    BTR PLC                           28,078,103         23,568,322     0.2

               Manufacturing--          4,731,768    LucasVarity PLC                   15,226,664         14,553,404     0.1
               Automotive Supplies

               Merchandising            1,023,673    W.H. Smith Group PLC
                                                     (Class A)                          6,255,529          6,260,305     0.0

               Retail Stores            6,916,758    Signet Group PLC
                                                     (ADR)++ (USD)                      2,194,907          9,942,840     0.2



SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                                          Shares                                                                  Percent of
COUNTRY        Industries                  Held            Common Stocks                Cost           Value      Net Assets
United         Retail/Food              8,235,525    Asda Group PLC               $    15,096,762    $    19,266,846     0.2%
Kingdom                                 2,761,101    Tesco PLC                         14,814,819         18,655,876     0.1
(concluded)                                                                       ---------------    ---------------   ------
                                                                                       29,911,581         37,922,722     0.3

               Steel                    1,500,000    British Steel PLC                  4,081,599          4,061,370     0.0

               Telecommunications       1,598,955    Cable & Wireless
                                                     International PLC                 10,985,936         16,061,567     0.1
                                        2,290,000    Ionica PLC                        10,286,966         10,864,676     0.1
                                          917,333    Ionica PLC                         4,556,654          5,837,944     0.0
                                        1,526,667    Ionica PLC (Warrants) (a)                  0          2,060,542     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       25,829,556         34,824,729     0.2

               Tobacco                    411,705    Gallaher Group PLC                 1,712,347          1,852,261     0.0
                                           12,500    Imperial Tobacco Group
                                                     PLC (ADR)++ (USD)                    238,391            153,906     0.0
                                                                                  ---------------    ---------------   ------
                                                                                        1,950,738          2,006,167     0.0

               Utilities--Water         1,703,000    Southwest Water PLC               13,068,875         21,815,226     0.1

                                                     Total Common Stocks in the
                                                     United Kingdom                   242,641,571        293,668,979     2.1

United         Apparel                    700,000    Fruit of the Loom, Inc.           18,572,062         19,162,500     0.1
States                                    100,000    Liz Claiborne, Inc.                2,016,276          4,787,500     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       20,588,338         23,950,000     0.1

               Automobiles                165,308    Ford Motor Company                 4,906,268          6,756,965     0.1
                                          150,000    General Motors Corp.               5,691,925          9,281,250     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       10,598,193         16,038,215     0.2

               Automotive                 400,000    Collins & Aikman Group Inc.        2,792,538          4,350,000     0.0

               Banking                    400,000    BB&T Corporation                   7,717,728         20,450,000     0.1
                                          129,500    Banknorth Group, Inc.              1,865,422          6,280,750     0.0
                                          707,100    CoreStates Financial Corp.        22,202,461         43,619,231     0.3
                                          350,000    First Chicago NBD Corporation     10,902,245         26,556,250     0.2
                                        1,100,000    First Commerce Corp.              27,923,550         57,750,000     0.4
                                          950,000    Golden State Bancorp Inc.         13,232,157         26,956,250     0.2
                                          770,194    Golden State Bancorp Inc.
                                                     (Warrants) (a)                             0         13,382,121     0.1
                                          900,000    KeyCorp                           26,457,055         55,968,750     0.4
                                        1,415,800    Mellon Bank Corp.                 26,963,500         71,409,413     0.5
                                          106,963    Mercantile Bancorporation Inc.     6,064,623          7,547,577     0.0
                                          441,600    Oriental Financial Group           9,715,200         13,192,800     0.1
                                          800,000    Republic New York Corp.           35,800,613         92,400,000     0.7
                                                                                  ---------------    ---------------   ------
                                                                                      188,844,554        435,513,142     3.0

               Building Products          567,892    Flowserve Corporation             14,089,137         19,379,315     0.1

               Business Data Systems    1,523,700    Information Resources, Inc.       18,051,787         22,855,500     0.2

               Chemicals                  272,500    The Geon Company                   5,436,017          5,245,625     0.0
                                            3,571    Millennium Chemicals Inc.            116,556             75,214     0.0
                                                                                  ---------------    ---------------   ------
                                                                                        5,552,573          5,320,839     0.0

               Computer Services          240,000    Electronic Data Systems Corp.      9,927,011         10,380,000     0.1

               Computer Software          225,000    Boole & Babbage, Inc.              1,329,492          5,850,000     0.0
                                        2,400,000    Borland International Corp.       33,535,053         19,800,000     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       34,864,545         25,650,000     0.1

               Computers &                614,300    FileNet Corporation                8,153,432         10,865,431     0.1
               Technology                 550,000    Komag, Inc.                        9,999,128         11,446,875     0.1
                                          500,000    Stratus Computer, Inc.             9,130,512         27,250,000     0.2
                                        1,100,000    Unisys Corp.                      12,291,367         10,587,500     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       39,574,439         60,149,806     0.4

               Construction &             500,000    K. Hovnanian Enterprises,
               Housing                               Inc. (Class A)                     4,920,209          3,500,000     0.0

               Construction               700,000    TJ International, Inc.            12,547,379         17,150,000     0.1
               Products

               Consumer--                  90,770    Ascent Entertainment
               Miscellaneous                         Group, Inc.                          631,090          1,089,240     0.0
                                          400,000    Department 56, Inc.                8,951,325          9,575,000     0.1
                                                                                  ---------------    ---------------   ------
                                                                                        9,582,415         10,664,240     0.1

               Containers               1,008,000    Stone Container Corporation       12,596,036         16,758,000     0.1

               Electronics              1,600,000    Checkpoint Systems, Inc.          17,710,635         25,200,000     0.2
                                          300,000    MEMC Electronic
                                                     Materials, Inc.                    6,293,932          8,700,000     0.1
                                          600,000    Silicon Graphics, Inc.             9,988,888         15,000,000     0.1
                                        1,200,000    Silicon Valley Group, Inc.        21,598,334         37,050,000     0.2
                                                                                  ---------------    ---------------   ------
                                                                                       55,591,789         85,950,000     0.6

               Energy & Petroleum         163,900    Arch Coal, Inc.                    4,132,919          4,732,613     0.0
                                           49,500    Cabot Oil & Gas Corp.
                                                     (Class A)                            529,030          1,017,844     0.0
                                           46,400    Mitchell Energy Development
                                                     Corp. (Class A)                      675,717          1,067,200     0.0
                                          174,350    Mitchell Energy Development
                                                     Corp. (Class B)                    2,755,451          4,119,019     0.0
                                           50,000    Murphy Oil Corp.                   1,688,446          2,603,125     0.0
                                        1,500,000    Occidental Petroleum Corp.        28,058,743         37,593,750     0.3
                                           61,200    Pennzoil Co.                       3,775,844          4,781,250     0.0
                                          235,828    Plains Resources, Inc.             1,381,815          3,832,205     0.0
                                        1,602,978    Santa Fe Energy
                                                     Resources, Inc.                    8,529,389         13,825,685     0.1
                                          695,700    TransTexas Gas Corp.               7,926,289          9,826,763     0.1
                                          600,000    USX-Marathon Group                10,542,976         19,312,500     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       69,996,619        102,711,954     0.6

               Gaming                   1,235,000    Scientific Games
                                                     Holdings Corp. (c)                27,568,304         22,152,813     0.2

               Healthcare Services        360,000    Advocat, Inc.                      3,422,500          4,455,000     0.0
                                           90,000    Allegiance Corporation               760,858          2,812,500     0.0
                                          450,000    Baxter International, Inc.         9,088,023         26,015,625     0.2
                                        1,600,000    Beverly Enterprises, Inc.         18,056,405         24,600,000     0.2
                                          700,000    Humana, Inc.                      13,206,455         17,062,500     0.1
                                          185,600    United Healthcare Corporation      6,009,630         10,579,200     0.1
                                        1,225,740    US Surgical Corp.                 27,641,430         45,505,598     0.3
                                                                                  ---------------    ---------------   ------
                                                                                       78,185,301        131,030,423     0.9

               Industrial                 200,000    American Standard, Inc.            6,011,000          9,937,500     0.1
                                           15,000    Bar Technologies Ltd.
                                                     (Warrants) (a)                       838,256            675,000     0.0
                                          179,802    Cooper Industries, Inc.            6,534,892          9,990,249     0.1
                                        2,830,246    Crown Packaging Holdings Ltd.      1,433,657             28,302     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       14,817,805         20,631,051     0.2



SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                                          Shares                                                                  Percent of
COUNTRY        Industries                  Held            Common Stocks                Cost           Value      Net Assets
United         Insurance                  450,000    ACE, Ltd.                    $    12,568,669     $   36,900,000     0.3%
States                                    510,000    American General Corp.            13,187,448         27,157,500     0.2
(continued)                               114,000    The Hartford Financial
                                                     Services Group Inc.                4,188,594          9,932,250     0.1
                                          500,000    Horace Mann Educators, Inc.       11,874,119         27,031,250     0.2
                                          440,200    Lincoln National Corp.            15,933,668         31,309,225     0.2
                                          350,000    PartnerRe Holdings, Ltd.           6,790,237         14,481,250     0.1
                                        1,927,500    Risk Capital Holdings Inc.        33,900,906         39,995,625     0.3
                                                                                  ---------------    ---------------   ------
                                                                                       98,443,641        186,807,100     1.4

               Manufacturing              200,000    ITT Industries Inc.                4,175,065          5,662,500     0.0

               Metals                     305,000    Aluminum Co. of America           13,814,815         26,992,500     0.2
                                        1,350,000    Lukens Inc.                       25,689,657         25,818,750     0.2
                                          750,000    National Steel Corp.               6,785,661         11,484,375     0.1
                                          400,000    Nucor Corporation                 18,363,133         24,825,000     0.2
                                          132,800    Reynolds Metals Co.                5,801,771         10,358,400     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       70,455,037         99,479,025     0.8

               Multi-Industry              90,000    Loews Corp.                        3,984,675          9,731,250     0.1

               Multimedia &               512,800    U S West Media Group               7,933,766         11,313,650     0.1
               Telecommunications

               Natural Resources          349,765    Alumax, Inc.                       7,240,312         14,821,292     0.1
                                          210,519    Freeport-McMoRan Copper
                                                     & Gold Inc. (Class B)              3,665,657          6,157,681     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       10,905,969         20,978,973     0.1

               Oil Services               100,000    Diamond Offshore
                                                     Drilling Inc.                      5,150,000          9,325,000     0.1
                                        3,620,125    Noble Drilling Corp.              25,969,389        101,589,758     0.7
                                          150,000    Tidewater Inc.                     5,807,066          7,575,000     0.1
                                          150,000    Western Atlas, Inc.                9,013,408         11,934,375     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       45,939,863        130,424,133     1.0

               Paper                      160,200    Boise Cascade Corporation          4,225,000          5,937,413     0.0
                                          265,316    James River Corporation
                                                     of Virginia                        4,971,450         10,927,703     0.1
                                                                                  ---------------    ---------------   ------
                                                                                        9,196,450         16,865,116     0.1

               Petroleum                  707,032    Monterey Resources, Inc.           6,627,069         10,782,237     0.1

               Pharmaceuticals/           250,000    Alteon, Inc.                       1,968,199            937,500     0.0
               Biotechnology              150,000    Merck & Co., Inc.                  7,977,988         15,590,625     0.1
                                                                                  ---------------    ---------------   ------
                                                                                        9,946,187         16,528,125     0.1

               Photography                160,000    Eastman Kodak Co.                  8,746,145         10,720,000     0.1

               Pollution Control          646,900    Waste Management Inc.             16,148,443         20,700,800     0.2

               Publishing                 175,000    Gannett Co., Inc.                  8,375,486         17,379,688     0.1
                                          301,500    New York Times Co. (Class A)       7,158,778         15,150,375     0.1
                                          350,000    Reader's Digest Association,
                                                     Inc. (Class A)                     8,229,300          8,728,125     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       23,763,564         41,258,188     0.3

               Real Estate              2,874,465    Catellus Development Corp.        25,291,242         58,926,533     0.4

               Real Estate                730,000    Ambassador Apartments Inc.        11,272,615         17,291,875     0.1
               Investment                 661,300    Mid-America Realty Investments     6,444,676          6,489,006     0.1
               Trusts                     100,000    Mid-Atlantic Realty Trust Co.        917,500          1,200,000     0.0
                                        1,439,825    Prime Retail, Inc.                15,462,587         19,617,616     0.1
                                          400,000    Taubman Centers, Inc.              3,641,641          5,225,000     0.0
                                          920,000    Walden Residential
                                                     Properties, Inc.
                                                     Warrants) (a)                      1,125,068          1,265,000     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       38,864,087         51,088,497     0.3

               Restaurants              1,500,000    Brinker International, Inc.       16,515,025         23,531,250     0.2
                                          500,000    Buffets, Inc.                      5,071,633          4,859,375     0.0
                                        2,100,000    Darden Restaurants Inc.           15,622,713         20,081,250     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       37,209,371         48,471,875     0.3

               Retail                     206,500    Coinstar Inc.                        311,636          2,065,000     0.0
                                        1,100,000    Ugly Duckling Corporation         15,637,500         18,287,500     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       15,949,136         20,352,500     0.1

               Retail Stores              608,500    Baker (J.), Inc.                  10,187,765          5,248,313     0.0
                                          516,900    Buttrey Food & Drug
                                                     Stores Co.                         4,084,486          5,169,000     0.0
                                        1,110,000    Filene's Basement Corp.           10,092,619          7,006,875     0.1
                                          700,000    The Limited, Inc.                 12,951,591         15,618,750     0.1
                                        1,373,500    Payless Cashways, Inc.            17,027,625             54,940     0.0
                                          400,000    Sotheby's Holdings, Inc.
                                                     (Class A)                          4,879,559          7,200,000     0.1
                                          830,000    Toys 'R' Us, Inc.                 19,568,284         28,271,875     0.2
                                                                                  ---------------    ---------------   ------
                                                                                       78,791,929         68,569,753     0.5

               Savings Banks              257,500    Bankers Corp.                      1,552,137          7,370,938     0.1
                                          324,796    Downey Savings &
                                                     Loan Association                   2,896,670          7,571,807     0.1
                                                                                  ---------------    ---------------   ------
                                                                                        4,448,807         14,942,745     0.2

               Telecommunications         776,000    360 Communication Company         12,204,420         14,307,500     0.1
                                        2,200,000    AT&T Corp.                        74,332,525         80,987,500     0.6
                                          950,000    AirTouch Communications, Inc.     21,602,982         31,290,625     0.2
                                           27,750    American Telecasting Inc.
                                                     (Warrants) (a)                             0              2,775     0.0
                                          615,000    CAI Wireless Systems Inc.          1,607,188            615,000     0.0
                                           32,037    CS Wireless Systems, Inc.            123,681                320     0.0
                                        1,375,800    CellNet Data Systems, Inc.        12,252,498         17,025,525     0.1
                                          185,700    Comsat Corp.                       3,677,677          4,329,131     0.0
                                          800,000    DSC Communications Corp.          12,249,518         23,550,000     0.2
                                          500,000    Frontier Corporation               8,023,581         10,312,500     0.1
                                        1,104,500    GTE Corp.                         45,189,166         51,359,250     0.4
                                        1,250,000    General Communication, Inc.
                                                     (Class A)                          9,062,500          9,531,250     0.1
                                        1,425,000    Geotek Communications, Inc.        7,910,399          6,902,344     0.0
                                        3,000,000    Geotek Communications, Inc.
                                                     (Warrants) (a)                    14,200,634          2,910,000     0.0
                                        1,600,000    Glenayre Technologies, Inc.       21,915,406         32,200,000     0.2
                                          400,000    Nextel Communications Inc.         5,539,867          9,625,000     0.1
                                        1,611,800    PLD Telekom Inc.                  10,028,238          9,670,800     0.1
                                          655,000    QUALCOMM, Inc.                    33,402,681         30,211,875     0.2
                                          700,000    Telegroup Inc.                     7,000,000          7,000,000     0.1
                                           47,000    United USN Inc.
                                                     (Warrants) (a)                     5,840,131          5,640,000     0.0
                                        1,255,000    Western Wireless Corporation      15,610,218         18,825,000     0.1
                                           18,315    Wireless One, Inc.
                                                     (Warrants) (a)                        18,315              9,158     0.0
                                                                                  ---------------    ---------------   ------
                                                                                      321,791,625        366,305,553     2.6



SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                                          Shares                                                                  Percent of
COUNTRY        Industries                  Held            Common Stocks                Cost           Value      Net Assets
United         Textiles                 2,825,200    Burlington Industries,
States                                               Inc.                         $    37,451,653    $    36,551,025     0.3%
(concluded)
               Transportation             900,000    J.B. Hunt Transport
                                                     Services, Inc.                    12,600,052         14,400,000     0.1

               Utilities                2,452,880    Citizens Utilities Company
                                                     (Class A)                         22,035,882         20,696,175     0.1
                                          720,500    Citizens Utilities Company
                                                     (Class B)                          6,617,195          6,034,188     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       28,653,077         26,730,363     0.1

               Utilities--              1,250,000    Allegheny Power System, Inc.      27,315,551         36,640,625     0.3
               Electric & Gas             115,650    Atmos Energy Corp.                 1,445,257          2,782,828     0.0
                                           47,570    BayCorp Holdings, Ltd.             2,549,753            380,560     0.0
                                          125,000    CMS Energy Corp.                   2,290,025          4,625,000     0.0
                                        1,101,000    Centerior Energy Corp.            12,953,094         12,455,063     0.1
                                          600,000    Central and South West
                                                     Coporation                        11,570,159         12,037,500     0.1
                                          100,000    Consolidated Edison
                                                     Company, Inc.                      2,923,495          3,162,500     0.0
                                        4,512,285    El Paso Electric Company          23,689,496         29,329,853     0.2
                                        1,780,000    Entergy Corp.                     47,516,856         48,616,250     0.3
                                          475,000    FPL Group, Inc.                   14,363,265         22,740,625     0.2
                                          979,500    Houston Industries, Inc.          19,434,160         20,508,281     0.1
                                        1,500,000    Niagara Mohawk Power Corp.        23,789,306         13,968,750     0.1
                                        1,144,600    Texas Utilities Co.               36,647,663         40,561,763     0.3
                                        1,148,800    Unicom Corporation                27,549,620         26,063,400     0.2
                                                                                  ---------------    ---------------   ------
                                                                                      254,037,700        273,872,998     1.9

                                                     Total Common Stocks in the
                                                     United States                  1,802,043,525      2,595,598,237    18.2

                                                     Total Investments in
                                                     Common Stocks                  3,604,389,275      4,831,403,780    33.8


                                                         Equity Closed-End Funds

Austria        Financial Services         320,000    Austria Fund (USD)                 2,642,432          3,400,000     0.0

                                                     Total Equity Closed-End Funds
                                                     in Austria                         2,642,432          3,400,000     0.0

Indonesia      Financial Services          25,600    Jakarta Growth Fund (USD)            158,080            244,800     0.0

                                                     Total Equity Closed-End Funds
                                                     in Indonesia                         158,080            244,800     0.0

Ireland        Financial Services         150,000    Irish Investment Fund,
                                                     Inc. (USD)                         1,086,041          2,503,125     0.0

                                                     Total Equity Closed-End Funds
                                                     in Ireland                         1,086,041          2,503,125     0.0

Italy          Financial Services         150,000    Italy Fund (USD)                   1,198,520          1,443,750     0.0

                                                     Total Equity Closed-End Funds
                                                     in Italy                           1,198,520          1,443,750     0.0

South Korea    Financial Services         125,000    The Fidelity Advisor Korea
                                                     Fund (USD)                         1,088,750          1,046,875     0.0
                                          200,000    Korea Equity Fund (USD)            1,369,598          1,250,000     0.0
                                        1,400,528    Korea Fund, Inc. (USD)            19,847,163         19,519,859     0.2
                                          200,000    Korean Investment Fund,
                                                     Inc. (USD)                         1,561,000          1,550,000     0.0

                                                     Total Equity Closed-End Funds
                                                     in South Korea                    23,866,511         23,366,734     0.2

Spain          Financial Services         300,100    Growth Fund of Spain,
                                                     Inc. (USD)                         2,630,827          4,388,962     0.0

                                                     Total Equity Closed-End Funds
                                                     in Spain                           2,630,827          4,388,962     0.0

                                                     Total Investments in
                                                     Equity Closed-End Funds           31,582,411         35,347,371     0.2


                                                            Preferred Stocks

Australia      Publishing                 600,000    The News Corporation Ltd.
                                                     (ADR)++ (USD)                     10,451,056          9,262,500     0.1

                                                     Total Preferred Stocks
                                                     in Australia                      10,451,056          9,262,500     0.1

Austria        Banking                    203,400    Bank Austria Finance Inc.          6,299,188          7,239,661     0.1

                                                     Total Preferred Stocks
                                                     in Austria                         6,299,188          7,239,661     0.1

Germany        Chemicals                  494,411    Henkel KGaA                       20,929,927         27,603,425     0.2

               Multi-Industry             450,000    RWE AG                             8,725,424         16,103,818     0.1

                                                     Total Preferred Stocks
                                                     in Germany                        29,655,351         43,707,243     0.3

New Zealand    Financial Services       3,085,700    Brierly Investments, Ltd.
                                                     (9% Convertible)                   1,988,414          2,620,197     0.0

                                                     Total Preferred Stocks
                                                     in New Zealand                     1,988,414          2,620,197     0.0

Norway         Financial Services         175,000    A/S Eksportfinans
                                                     (8.70% Convertible) (USD)          4,377,500          4,790,625     0.0

                                                     Total Preferred Stocks
                                                     in Norway                          4,377,500          4,790,625     0.0

Portugal       Banking                    799,600    BCP International Bank
                                                     (8% Convertible) (USD)            46,101,162         54,772,600     0.4

                                                     Total Preferred Stocks
                                                     in Portugal                       46,101,162         54,772,600     0.4

Spain          Banking                    225,000    Santander Overseas Bank
                                                     (8% Convertible, Series D)
                                                     (USD)                              5,463,250          5,821,875     0.0

                                                     Total Preferred Stocks
                                                     in Spain                           5,463,250          5,821,875     0.0

United         Banking                     55,000    California Federal Bank
States                                               (10.625%)                          5,500,000          6,108,437     0.0
                                          870,000    California Federal Bank
                                                     (Series A)                        21,735,500         22,837,500     0.2
                                                                                  ---------------    ---------------   ------
                                                                                       27,235,500         28,945,937     0.2

               Cable Television         1,000,000    Diva Systems Corp.
                                                     (Convertible, Series C)            8,410,000          9,500,000     0.1

               Communications              50,000    Adelphia Communications
                                                     Corporation (13%, Series A)       5,000,000           5,437,500     0.0

               Financial Services         400,000    Crown American Realty Trust
                                                     (11%, Series A)                   20,000,000         21,425,000     0.2
                                          619,900    Golden State Bancorp Inc.
                                                     (8.75% Convertible, Series E)     15,070,337         43,702,950     0.3
                                                                                  ---------------    ---------------   ------
                                                                                       35,070,337         65,127,950     0.5

               Natural Resources          150,000    Cyprus Amax Minerals Co.
                                                     (Convertible, Series A)            9,188,313          9,007,500     0.1
                                          348,700    Freeport-McMoRan Copper &
                                                     Gold, Inc. (Convertible)           7,918,834          9,523,869     0.1
                                          219,000    Freeport-McMoRan Inc.
                                                     (Convertible--Gold)                7,703,330          6,419,437     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       24,810,477         24,950,806     0.2

               Real Estate Investment     139,200    First Union Real Estate
               Trusts                                Investments (8.40%
                                                     Convertible, Series A)             3,480,000          6,124,800     0.0
                                          350,000    National Health Investors,
                                                     Inc. (8.50% Convertible)           8,750,000         12,075,000     0.1
                                          790,500    Prime Retail, Inc. (10.50%)       18,191,161         19,861,312     0.2
                                          753,000    Walden Residential
                                                     Properties, Inc.(9.20%,
                                                     Series S)                         17,994,636         19,860,375     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       48,415,797         57,921,487     0.4



SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                                          Shares                                                                  Percent of
COUNTRY        Industries                  Held           Preferred Stocks              Cost           Value      Net Assets
United         Steel                    2,442,500    Rouge Worthington
States                                               Industries, Inc.
(concluded)                                          (Convertible, Series DECS)   $    38,015,300    $    41,522,500     0.3%

               Utilities                   77,600    Citizens Utilities Company
                                                     (5% Convertible)                   3,398,931          3,370,750     0.0

                                                     Total Preferred Stocks
                                                     in the United States             190,356,342        236,776,930     1.7

                                                     Total Investments in
                                                     Preferred Stocks                 294,692,263        364,991,631     2.6




                            Currency       Face
                          Denomination    Amount            Fixed-Income Securities

Argentina      Banking                               Banco Rio de la Plata:
                              USD      45,000,000       8.75% due 12/15/2003           36,900,950         47,193,750     0.3
                              USD      30,000,000       (Class 3), 8.50% due
                                                        7/15/1998                      30,225,000         30,600,000     0.2
                                                                                  ---------------    ---------------   ------
                                                                                       67,125,950         77,793,750     0.5

               Government     USD      38,000,000    City of Buenos Aires,
               Obligations                           11.25% due 4/11/2007              37,715,000         42,370,000     0.3
                                                     Republic of Argentina (p):
                              USD      51,410,000       Floating Rate Bonds,
                                                        Series L, 6.75% due
                                                        3/31/2005 (d)                  34,329,513         48,942,320     0.3
                              USD     120,000,000       Floating Rate Discount
                                                        Notes, 6.375% due
                                                        3/31/2023                      86,380,941        107,856,000     0.8
                                                                                  ---------------    ---------------   ------
                                                                                      158,425,454        199,168,320     1.4

                                                     Total Fixed-Income
                                                     Securities in Argentina          225,551,404        276,962,070     1.9

Brazil         Government     USD      35,000,000    Brazil Exit Bonds, 6% due
               Obligations                           9/15/2013 (p)                     19,863,096         28,087,500     0.3
                              USD       3,469,700    Republic of Brazil,
                                                     Floating Rate Bonds,
                                                     6.687% due 1/01/2001 (d)           2,367,996          3,433,268     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       22,231,092         31,520,768     0.3

               Metals         USD      28,000,000    CSN Iron S.A., 9.125%
                                                     due 6/01/2007                     27,160,000         27,755,000     0.2

               Natural        USD       5,000,000    Companhia Vale Do Rio Doce,
               Resources                             10% due 4/02/2004                  4,993,860          5,262,500     0.0

                                                     Total Fixed-Income
                                                     Securities in Brazil              54,384,952         64,538,268     0.5

Canada         Cable/Telecom- CAD       7,545,000    Rogers Cablesystem Inc.,
               munications                           9.65% due 1/15/2014                4,397,424          5,650,970     0.0
                              CAD       5,000,000    Rogers Communications
                                                     Inc., Convertible Bonds,
                                                     7.50% due 9/01/1999                3,394,000          3,563,934     0.0
                                                                                  ---------------    ---------------   ------
                                                                                        7,791,424          9,214,904     0.0

               Chemicals      USD      10,950,000    Acetex Corporation, 9.75%
                                                     due 10/01/2003                    10,692,375         11,169,000     0.1

               Industrial--   USD      28,000,000    Ainsworth Lumber Company,
               Services                              12.50% due 7/15/2007              27,226,640         27,720,000     0.2

               Natural        USD      10,500,000    Sifto Canada, Inc., 8.50%
               Resources                             due 7/15/2000                     10,352,688         10,670,625     0.1

               Paper & Forest CAD       2,000,000    MacMillan Bloedel Limited,
               Products                              Convertible Bonds,
                                                     5% due 5/01/2007                   1,024,416          1,302,554     0.0

               Real Estate    CAD      16,501,370    First Place Tower, Inc.,
                                                     Convertible Bonds,
                                                     10.28% due 12/15/2015 (e)         26,246,648         37,017,329     0.3

                                                     Total Fixed-Income Securities
                                                     in Canada                         83,334,191         97,094,412     0.7

Cayman         Financial      USD      34,000,000    APP Global Finance (V) Ltd.,
Islands        Services                              2% due 7/25/2000                  34,000,000         33,745,000     0.2

                                                     Total Fixed-Income Securities
                                                     in the Cayman Islands             34,000,000         33,745,000     0.2

France         Automobiles    FRF           5,500    Peugeot S.A., Convertible
                                                     Bonds, 2% due 1/01/2001              992,341          1,024,999     0.0

               Banking        ECU       2,000,000    Credit Local de France, 0%
                                                     due 10/16/2001 (b)                 1,960,123          1,744,652     0.0
                              FRF          58,000    Societe Generale de France
                                                     S.A., Convertible Bonds,
                                                     3.50% due 1/01/2000                7,499,838          7,802,397     0.1
                                                                                  ---------------    ---------------   ------
                                                                                        9,459,961          9,547,049     0.1

               Industrial     FRF          30,000    Alcatel Alsthom, Convertible
                                                     Bonds, 2.50% due 1/01/2004         3,926,887          4,796,357     0.0

               Insurance      FRF          35,500    Finaxa, Convertible Bonds,
                                                     3% due 1/01/2001                   9,060,172         10,216,240     0.1

                                                     Total Fixed-Income
                                                     Securities in France              23,439,361         25,584,645     0.2

Germany        Banking        DEM       2,310,000    Commerzbank AG, Floating
                                                     Rate Convertible Bonds,
                                                     0% due 6/15/2001 (b)               1,556,456          3,665,249     0.0
                              USD       5,000,000    Landes Kredit Bank, 7.875%
                                                     due 4/15/2004                      4,972,067          5,436,500     0.1
                                                                                  ---------------    ---------------   ------
                                                                                        6,528,523          9,101,749     0.1

               Building       USD      41,100,000    Tarkett AG, 9% due
               Materials                             3/01/2002                         39,413,750         41,922,000     0.3

               Financial      USD       5,875,000    Veba International Finance
               Services                              (with Warrants),
                                                     6% due 4/06/2000 (a)               2,965,841          5,822,125     0.0

               Government                            Bundesrepublik Deutscheland:
               Obligations    DEM      31,000,000       5.75% due 8/20/1998            22,444,131         17,285,349     0.1
                              DEM     215,500,000       7.375% due 1/03/2005          140,126,980        132,077,237     0.9
                              DEM     113,000,000       6.25% due 1/04/2024            68,231,043         61,888,719     0.5
                                                                                  ---------------    ---------------   ------
                                                                                      230,802,154        211,251,305     1.5

               Government     DEM      64,000,000    Baden-Wuerttemberg, 6.20%
               Obligations--                         due 11/22/2013                    37,148,769         36,551,010     0.3
               Regional       DEM      55,000,000    Freie Hansestadt Hamburg,
                                                     6.08% due 11/29/2018              31,730,765         31,021,570     0.2
                              DEM     170,500,000    Land Hessen, 6% due
                                                     11/29/2013                        98,586,862         96,027,561     0.7
                              DEM     110,000,000    Mecklenberg-Vorpommern,
                                                     6.15% due 6/16/2023 (c)           61,012,437         60,455,362     0.4
                              DEM     134,950,000    Nordrhein-Westfalen, 6.125%
                                                     due 12/21/2018 (c)                77,420,913         76,409,676     0.5
                                                     Rheinland-Pfalz:
                              DEM      33,000,000       5.75% due 2/24/2014            18,324,663         18,442,181     0.1
                              DEM      64,000,000       6.08% due 11/29/2018           36,935,547         36,237,268     0.3
                              DEM      47,000,000    Sachsen-Anhalt, 6% due
                                                     1/10/2014                         26,915,615         26,035,732     0.2
                                                                                  ---------------    ---------------   ------
                                                                                      388,075,571        381,180,360     2.7

               Industrial     USD       1,000,000    Siemens Capital Corp.
                                                     (with Warrants), 8% due
                                                     6/24/2002 (a)                      1,318,750          2,273,100     0.0

               Industrial--   USD       7,500,000    Impress Metal Packaging
               Services                              Holding Co., 9.875% due
                                                     5/29/2007                          4,425,823          4,309,875     0.0

                                                     Total Fixed-Income
                                                     Securities in Germany            673,530,412        655,860,514     4.6



SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                             Currency       Face                                                                  Percent of
COUNTRY        Industries  Denomination    Amount     Fixed-Income Securities           Cost           Value      Net Assets
Hong Kong      Banking        USD      17,500,000    Bank of East Asia,
                                                     Convertible Bonds, 2% due
                                                     7/19/2003 (n)                $    20,833,400     $   22,181,250     0.2%

               Real Estate    USD      15,480,000    Hysan Development Company
                                                     Limited, Convertible
                                                     Bonds, 6.75% due
                                                     6/01/2000 (n)                     18,251,050         18,150,300     0.1
                              USD      16,500,000    Sinoland Company Ltd.,
                                                     Convertible Bonds, 5% due
                                                     2/26/2001 (n)                     16,136,875         16,417,500     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       34,387,925         34,567,800     0.2

                                                     Total Fixed-Income
                                                     Securities in Hong Kong           55,221,325         56,749,050     0.4

India          Chemicals      USD       7,000,000    Indian Petrochemicals Ltd.,
                                                     2.50% due 3/11/2002
                                                     (Regulation S)                     7,047,500          7,315,000     0.1
                              USD      16,500,000    Indian Petrochemicals Ltd.,
                                                     2.50% due 3/11/2002               16,934,062         17,242,500     0.1

                                                     Total Fixed-Income
                                                     Securities in India               23,981,562         24,557,500     0.2

Indonesia      Paper & Forest USD      19,500,000    APP International Finance,
               Products                              11.75% due 10/01/2005             19,500,000         21,352,500     0.2

                                                     Total Fixed-Income
                                                     Securities in Indonesia           19,500,000         21,352,500     0.2

Italy          Government     USD       5,000,000    Republic of Italy, 8.75%
               Obligations                           due 2/08/2001                      5,373,050          5,436,335     0.0
                              USD      32,985,000    Republic of Italy/INA,
                                                     Convertible Bonds, 5%
                                                     due 6/28/2001                     32,779,000         33,644,700     0.3
                                                     Total Fixed-Income
                                                     Securities in Italy               38,152,050         39,081,035     0.3

Japan          Beverages      JPY   1,268,000,000    Kinki Coca-Cola Bottling
                                                     Co., Ltd., #1 Convertible
                                                     Bonds, 0.85% due 12/30/2003       11,282,608         11,128,439     0.1
                              JPY   1,408,000,000    Sanyo Coca-Cola Bottling
                                                     Inc., #1 Convertible
                                                     Bonds, 0.90% due 6/30/2003        12,966,065         11,846,211     0.1
                              JPY     479,000,000    Shikoku Coca-Cola Bottling
                                                     Co., Ltd., #1 Convertible
                                                     Bonds, 2.40% due 3/29/2002         4,558,416          4,317,063     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       28,807,089         27,291,713     0.2

               Capital Goods  JPY     500,000,000    Kawasaki Heavy Industries,
                                                     Convertible Bonds,
                                                     0.50% due 9/30/1998                4,566,161          4,662,447     0.0

               Chemicals      USD       4,700,000    Shin-Etsu Chemical Co.,
                                                     Ltd. (with Warrants),
                                                     3.375% due 8/08/2000 (a)           3,274,060          4,290,630     0.0
                                                     Shin-Etsu Chemical Co.,
                                                     Ltd., Convertible Bonds:
                              JPY     148,000,000       #5, 1.30% due 3/31/1999         1,577,446          2,374,245     0.0
                              JPY     301,000,000       #6, 0.40% due 9/30/2005         2,987,802          4,442,608     0.1
                                                                                  ---------------    ---------------   ------
                                                                                        7,839,308         11,107,483     0.1

               Electrical     JPY   1,204,000,000    Matsushita Electric Works,
               Equipment                             Ltd., #9 Convertible
                                                     Bonds, 1% due 11/30/2005          12,091,160         13,259,241     0.1

               Electronics    JPY     650,000,000    Matsushita Electric
                                                     Industrial Co., Ltd.,
                                                     #5 Convertible Bonds, 1.30%
                                                     due 3/29/2002                      6,133,347          8,337,553     0.1
                              CHF      22,900,000    NEC Corporation, Convertible
                                                     Bonds, 1% due
                                                     3/31/1999 (n)                     22,217,342         27,070,530     0.2
                              JPY   1,489,000,000    Sony Corporation, #4
                                                     Convertible Bonds,
                                                     1.40% due 3/31/2005 (n)           14,193,354         18,596,793     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       42,544,043         54,004,876     0.4

               Insurance      JPY     456,000,000    Mitsui Marine & Fire
                                                     Insurance Co., Ltd.,
                                                     #3 Convertible Bonds, 0.70%
                                                     due 3/31/2003                      3,786,983          4,117,468     0.0
                              JPY     117,000,000    Nichido Fire & Marine
                                                     Insurance Co., Ltd.,
                                                     #5 Convertible Bonds, 1%
                                                     due 3/31/2003                      1,109,381          1,036,709     0.0
                                                     Nisshin Fire & Marine
                                                     Insurance Co., Ltd.,
                                                     Convertible Bonds:
                              JPY     800,000,000       #1, 0.65% due 3/31/2004         6,412,341          6,345,992     0.0
                              JPY   1,522,000,000       #2, 0.75% due 3/31/2006        11,925,363         11,842,059     0.1
                                                     Sumitomo Marine & Fire
                                                     Insurance Co., Ltd.,
                                                     Convertible Bonds:
                              JPY     300,000,000       #3, 1.10% due 3/29/2002         2,522,005          3,141,772     0.0
                              JPY   1,527,000,000       #4, 1.20% due 3/31/2004        13,104,977         15,978,734     0.2
                              JPY     588,000,000    Yasuda Fire & Marine
                                                     Insurance Co., Ltd.,
                                                     #3 Convertible Bonds,
                                                     0.60% due 3/30/2001                4,903,719          5,234,937     0.0
                                                                                  ---------------    ---------------   ------
                                                                                       43,764,769         47,697,671     0.3

               Pharmaceuticals                       Yamanouchi Pharmaceutical
                                                     Co., Ltd., Convertible
                                                     Bonds (n):
                              JPY   3,090,000,000       1.625% due 3/31/2000           32,499,967         32,986,076     0.2
                              JPY     690,000,000       1.25% due 3/31/2014             6,901,496          9,403,797     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       39,401,463         42,389,873     0.3

                                                     Total Fixed-Income
                                                     Securities in Japan              179,013,993        200,413,304     1.4

Luxembourg     Telecommuni-   USD      20,250,000    Millicom International
               cations                               Cellular S.A., 0/13.50%
                                                     due 6/01/2006 (b)                 12,209,958         15,187,500     0.1

                                                     Total Fixed-Income
                                                     Securities in Luxembourg          12,209,958         15,187,500     0.1

Malaysia       Multi-Industry USD      15,500,000    Renong BHD, Convertible
                                                     Bonds, 2.50% due 1/15/2005        17,544,487         17,825,000     0.1

               Telecommuni-   USD      36,000,000    Telekom Malaysia BHD, 4%
               cations                               due 10/03/2004                    32,503,025         31,590,000     0.2

                                                     Total Fixed-Income
                                                     Securities in Malaysia            50,047,512         49,415,000     0.3

Mexico         Government     USD      45,150,000    Petroleos Mexicanos,
               Obligations                           8.625% due 12/01/2023             25,007,000         42,158,812     0.3

                                                     Total Fixed-Income
                                                     Securities in Mexico              25,007,000         42,158,812     0.3

New Zealand    Utilities--Gas NZD       1,760,000    Natural Gas Corp. Holdings,
                                                     Convertible Bonds,
                                                     10.50% due 10/14/1997              1,043,960          2,795,038     0.0

                                                     Total Fixed-Income
                                                     Securities in New Zealand          1,043,960          2,795,038     0.0

Philippines    Utilities      USD       6,000,000    CE Casecnan, 11.45% due
                                                     11/15/2005                         5,895,000          6,600,000     0.1

                                                     Total Fixed-Income
                                                     Securities in the Philippines      5,895,000          6,600,000     0.1

Russia         Telecommuni-   USD      74,500,000    PLD Telekom, Inc., 0/14%
               cations                               due 6/01/2004 (b) (j)             62,582,568         61,950,475     0.4
                              USD      18,700,000    PLD Telekom, Inc.,
                                                     Convertible Bonds, 9% due
                                                     6/01/2006 (j)                     18,756,250         19,355,435     0.2

                                                     Total Fixed-Income
                                                     Securities in Russia              81,338,818         81,305,910     0.6

Singapore      Industrial     USD      47,500,000    Keppel Corporation Limited,
                                                     2% due 8/12/2002                  47,500,000         47,500,000     0.3

               Retail         USD      12,000,000    Dairy Farm International
                                                     Holdings Ltd. (Convertible
                                                     Preferred), 6.50% due 5/10/2049    9,525,875          8,940,000     0.1

               Shipbuilding   USD       5,250,000    Far East Levingston, 1.50%
                                                     due 5/02/2001                      4,272,500          4,475,100     0.0

                                                     Total Fixed-Income
                                                     Securities in Singapore           61,298,375         60,915,100     0.4



SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                             Currency       Face                                                                  Percent of
COUNTRY        Industries  Denomination    Amount     Fixed-Income Securities           Cost           Value      Net Assets
South          Metals         USD      16,250,000    Samancor Ltd., Convertible
Africa                                               Bonds, 7% due 6/30/2004      $    15,693,500    $    15,437,500     0.1%

                                                     Total Fixed-Income
                                                     Securities in South Africa        15,693,500         15,437,500     0.1

South Korea    Electronics    USD       8,500,000    Samsung Electronics Co.,
                                                     Convertible Bonds, 0%
                                                     due 12/31/2007 (b)                 8,211,250          8,372,500     0.1

               Energy                                Ssangyong Oil Refining,
               Related                               Convertible Bonds:
                              USD      10,685,000       3% due 12/31/2004               7,887,437          6,411,000     0.0
                              USD      16,535,000       3.75% due 12/31/2008           17,448,950         14,716,150     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       25,336,387         21,127,150     0.1

               Utilities--    USD      17,010,000    Korea Electric & Power
               Electric                              Company, 5% due 8/01/2001         16,615,462         16,882,425     0.1

                                                     Total Fixed-Income
                                                     Securities in South Korea         50,163,099         46,382,075     0.3

Switzerland    Chemicals      USD      24,945,000    Ciba-Geigy Corp.,
                                                     Convertible Bonds, 6.25%
                                                     due 3/15/2016                     25,632,050         25,942,800     0.2

                                                     Total Fixed-Income
                                                     Securities in Switzerland         25,632,050         25,942,800     0.2

Taiwan         Industrial     USD      13,800,000    GVC Corporation, 0% due
                                                     5/21/2002 (b)                     13,794,000         14,973,000     0.1

               Semiconductors USD       5,900,000    Taiwan Semiconductor
                                                     Manufacturing Company,
                                                     0% due 7/03/2002 (b)               5,900,000          6,357,250     0.0

                                                     Total Fixed-Income
                                                     Securities in Taiwan              19,694,000         21,330,250     0.1

United         Cable/         USD      43,250,000    Bell Cablemedia PLC,
Kingdom        Telecommuni-                          0/11.875% due 9/15/2005 (b)       29,956,410         36,762,500     0.3
               cations        USD      14,000,000    Comcast UK Cable Partners
                                                     Ltd., 0/11.20% due
                                                     11/15/2007 (b)                     9,144,813         10,710,000     0.1
                                                     Diamond Cable Communications
                                                     PLC (b):
                              USD      24,600,000       0/11.75% due 12/15/2005        16,898,216         17,035,500     0.1
                              USD      21,250,000       0/10.75% due 12/15/2007        12,739,156         12,643,750     0.1
                              USD      45,000,000    International Cabletel Inc.,
                                                     Series B, 0/11.50% due
                                                     2/01/2006 (b)                     30,429,411         32,175,000     0.2
                              USD      19,750,000    TeleWest Communications
                                                     PLC, 0/11% due
                                                     10/01/2007 (b)                    13,444,333         14,713,750     0.1
                                                                                  ---------------    ---------------   ------
                                                                                      112,612,339        124,040,500     0.9

               Financial      GBP      11,600,000    TransAtlantic Holdings
               Services                              PLC, Convertible Bonds,
                                                     5.50% due 4/30/2009               14,179,895         19,689,260     0.1

               Food &         GBP      13,500,000    Allied-Lyons PLC,
               Beverage                              Convertible Bonds, 6.75%
                                                     due 7/07/2008                     21,002,665         21,644,280     0.2

               Government                            United Kingdom Treasury Gilt:
               Obligations    GBP      60,000,000       10% due 9/08/2003             115,077,375        112,147,800     0.8
                              GBP      20,000,000       9.50% due 10/25/2004           37,627,645         37,228,816     0.2
                                                                                  ---------------    ---------------   ------
                                                                                      152,705,020        149,376,616     1.0

               Industrial     USD       4,655,000    HIH Capital Ltd.,
                                                     Convertible Bonds (Bearer),
                                                     7.50% due 9/25/2006                3,031,037          2,793,000     0.0

               Multi-Industry GBP       9,375,000    English China Clays PLC,
                                                     Convertible Bonds,
                                                     6.50% due 9/30/2003               14,963,730         14,302,219     0.1

               Retail         GBP      13,250,000    Sainsbury (J.) PLC,
                                                     Convertible Bonds, 8.50% due
                                                     11/19/2005                        24,335,092         27,692,368     0.2

               Telecommuni-   USD      39,000,000    Ionica PLC, 0/15% due
               cations                               5/01/2007 (b)(r)                  19,617,026         21,840,000     0.2

               Textiles       GBP       2,500,000    Coats Viyella PLC, Convertible
                                                     Bonds, Series B,
                                                     6.25% due 8/09/2003                3,535,704          3,752,575     0.0

                                                     Total Fixed-Income
                                                     Securities in the
                                                     United Kingdom                   365,982,508        385,130,818     2.7

United         Agricultural   USD      14,000,000    Sun World International,
States                                               Inc., 11.25% due 4/15/2004        14,000,000         15,050,000     0.1

               Banking        USD      14,250,000    Ocwen Federal Bank, 12%
                                                     due 6/15/2005                     14,250,000         15,835,312     0.1

               Biotechnology  USD       7,200,000    Cetus Corporation (Euro),
                                                     Convertible Bonds,
                                                     5.25% due 5/21/2002                5,220,250          7,056,000     0.1

               Cable                                 Adelphia Communications
                                                     Corporation:
                              USD       5,000,000       9.50% due 2/15/2004            16,000,000         16,920,000     0.1
                              USD      16,000,000       10.50% due 2/15/2004            4,900,000          4,750,000     0.0
                              USD      21,000,000       9.875% due 3/01/2007           20,238,750         21,393,750     0.2
                                                                                  ---------------    ---------------   ------
                                                                                       41,138,750         43,063,750     0.3

               Financial      USD       5,000,000    Resource America Inc.,
               Services                              12% due 8/01/2004                  5,000,000          5,037,500     0.0

               Financial      USD      10,000,000    Ford Capital BV, 9.375%
               Services--                            due 1/01/1998                     10,037,900         10,137,400     0.1
               Captive

               Healthcare     USD       1,000,000    Novacare, Inc., Convertible
                                                     Bonds, 5.50% due 1/15/2000           857,500            945,000     0.0

               Homebuilding &                        Baldwin Builders &
               Construction                          Contractors:
                              USD      47,830,183       10.25% due 7/18/1997           47,830,183         47,830,183     0.3
                              USD      10,000,000       11.25% due 7/18/1997           10,000,000         10,000,000     0.1
                              USD      32,500,000    Beazer Homes USA, Inc.,
                                                     9% due 3/01/2004                  30,597,000         32,418,750     0.2
                              USD       9,750,000    Presley Companies, Senior
                                                     Notes, 12.50% due 7/01/2001        9,690,312          9,652,500     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       98,117,495         99,901,433     0.7

               Industrial     USD      21,750,000    Crown Packaging Enterprises,
                                                     0/14% due 8/01/2006 (b)            7,745,738          1,087,500     0.0
                              USD       4,500,000    GCI Inc., 9.75% due
                                                     8/01/2007                          4,500,000          4,640,625     0.0
                              USD      32,000,000    Genmar Holdings, Inc.,
                                                     13.50% due 7/15/2001              31,654,600         31,360,000     0.2
                              USD      77,000,000    International Semi-Tech
                                                     Microelectronics, Inc.,
                                                     0/11.50% due 8/15/2003 (b)        53,662,318         49,857,500     0.4
                              USD       4,500,000    Teletrac Inc., 14% due
                                                     8/01/2007                          4,500,000          4,500,000     0.0
                                                                                  ---------------    ---------------   ------
                                                                                      102,062,656         91,445,625     0.6

               Oil & Related                         PDV America, Inc.:
                              USD      35,000,000       7.25% due 8/01/1998            34,856,150         35,245,000     0.2
                              USD      10,000,000       7.75% due 8/01/2000            10,062,500         10,280,000     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       44,918,650         45,525,000     0.3

               Real Estate    USD      23,188,747    RTC Commercial Mortgage,
                                                     Class C, 8.25% due
                                                     12/25/2020 (d)                    22,833,551         23,188,747     0.2


SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                             Currency       Face                                                                  Percent of
COUNTRY        Industries  Denomination    Amount     Fixed-Income Securities           Cost           Value      Net Assets
United         Real Estate    USD      25,500,000    Alexander Haagen Properties
States         Investment                            Inc., Exchangeable
(continued)    Trusts                                Debentures, 7.25% due
                                                     12/27/2003                   $    25,291,250    $    24,145,313     0.2%
                              USD       4,500,000    Capstone Capital Corp.,
                                                     6.55% due 3/14/2002                4,090,188          4,342,500     0.0
                              USD       7,000,000    Centerpoint Properties
                                                     Corp., Convertible Bonds,
                                                     8.22% due 1/15/2004                7,000,000         12,547,500     0.1
                              USD      30,000,000    First Union Real Estate,
                                                     8.875% due 10/01/2003             29,756,100         29,850,000     0.2
                              USD      25,000,000    First Washington Realty,
                                                     8.25% due 6/27/1999               25,000,000         25,937,500     0.2
                                                     Health & Retirement
                                                     Properties Trust,
                                                     Convertible Bonds:
                              USD      40,000,000       7.25% due 10/01/2001           40,000,000         40,400,000     0.3
                              USD      15,000,000       7.50% due 10/01/2003           15,000,000         15,450,000     0.1
                                                     LTC Properties, Inc.,
                                                     Convertible Bonds:
                              USD      10,000,000       8.25% due 1/01/1999            10,000,000         10,875,000     0.1
                              USD      10,000,000       8.50% due 1/01/2001            10,000,000         12,112,500     0.1
                              USD      12,500,000       8% due 7/01/2001               12,500,000         15,875,000     0.1
                              USD      25,000,000    Leperq Corporate Income
                                                     Fund, Exchangeable
                                                     Secured Notes, 8% due
                                                     3/17/2004                         25,000,000         26,625,000     0.2
                                                     Malan Realty Investors, Inc.,
                                                     Convertible Bonds:
                              USD      27,000,000       8.50% due 7/01/2003            27,000,000         27,607,500     0.2
                              USD       4,750,000       9.50% due 7/15/2004             3,859,375          4,750,000     0.0
                                                     Meditrust, Convertible Bonds:
                              USD       9,415,000       8.54% due 7/01/2000             9,602,637         11,498,069     0.1
                              USD      10,000,000       7.50% due 3/01/2001            10,000,000         11,450,000     0.1
                              USD       5,000,000    Mid-Atlantic Realty Trust,
                                                     Convertible Bonds,
                                                     7.625% due 9/15/2003               4,875,000          5,300,000     0.0
                              USD      22,000,000    National Health Investors,
                                                     Convertible Bonds,
                                                     7.75% due 1/01/2001               22,000,000         26,977,500     0.2
                              USD      23,000,000    Nationwide Health Properties
                                                     Inc., Convertible
                                                     Bonds, 6.25% due 1/01/1999        22,800,000         25,070,000     0.2
                              USD      42,000,000    Omega Healthcare Investors
                                                     Inc., Convertible
                                                     Bonds, 8.50% due 2/01/2001        42,052,500         47,722,500     0.3
                              USD       5,500,000    Sizeler Property Investors,
                                                     Inc., Convertible
                                                     Bonds, 8% due 7/15/2003            5,505,000          5,280,000     0.0
                                                                                  ---------------    ---------------   ------
                                                                                      351,332,050        383,815,882     2.7

               Resources      USD      12,000,000    Freeport-McMoRan Resources,
                                                     8.75% due 2/15/2004               11,116,875         12,510,000     0.1

               Retail--       USD      29,500,000    Coinstar Inc., 0/13% due
               Miscellaneous                         10/01/2006 (b)(k)                 22,144,334         22,272,500     0.1


               Savings Bank   USD      21,400,000    First Federal Financial
                                                     Corporation, 11.75% due
                                                     10/01/2004                        21,401,250         24,182,000     0.2

               Steel          USD      10,000,000    Bar Technologies Ltd.,
                                                     13.50% due 4/01/2001               9,265,562         10,425,000     0.1

               Telecommuni-                          Brooks Fiber Properties (b):
               cations        USD      11,635,000       0/10.875% due 3/01/2006         7,709,532          8,609,900     0.1
                              USD      10,500,000       0/11.875% due 11/01/2006        6,681,880          7,455,000     0.0
                              USD      15,500,000    Call Net Enterprises, Inc.,
                                                     0/13.25% due 12/01/2004 (b)       11,555,385         13,795,000     0.1
                              USD      76,000,000    CellNet Data Systems, Inc.,
                                                     0/13% due 6/15/2005 (b)(h)        46,484,763         52,820,000     0.3
                                                     Geotek Communications, Inc.:
                              USD      99,000,000       0/15% due 7/15/2005 (b)        52,524,808         62,370,000     0.4
                              USD      22,650,000       Convertible Bonds, 12%
                                                        due 2/15/2001                  22,463,875         19,592,250     0.1
                              USD      45,500,000    Nextel Communications, Inc.,
                                                     0/9.75% due 8/15/2004 (b)         35,438,100         37,310,000     0.3
                              USD      12,500,000    Teleport Communications Group
                                                     Inc., 0/11.125% due
                                                     7/01/2007 (b)                      8,178,407          9,500,000     0.1
                              USD      20,000,000    Unifi Communications, Inc.,
                                                     14% due 3/01/2004 (q)             20,000,000         19,500,000     0.1
                                                     United International Holdings,
                                                     Inc. (b):
                              USD      41,650,000       0% due 11/15/1999 (f)          29,545,462         32,903,500     0.2
                              USD      11,000,000       Series B, 0% due 11/15/1999     8,068,196          8,690,000     0.1
                                                     United USN, Inc. (b):
                              USD      47,000,000       0/14% due 9/15/2003 (i)        26,926,949         25,380,000     0.2
                              USD      35,000,000       Convertible Bonds, 0/9%
                                                        due 9/30/2004                  28,924,586         26,250,000     0.2
                                                     Winstar Communications Inc.:
                              USD      32,750,000       0/14% due 10/15/2005 (b)       20,603,050         20,632,500     0.1
                              USD      21,000,000       14.50% due 10/15/2005          21,155,000         20,790,000     0.2
                              USD      10,000,000    Winstar Equipment, 12.50%
                                                     due 3/15/2004                     10,000,000         10,100,000     0.1
                                                                                  ---------------    ---------------   ------
                                                                                      356,259,993        375,698,150     2.6

               Textiles &     USD      18,250,000    Texfi Industries, Inc.,
               Apparel                               8.75% due 8/01/1999               17,930,300         17,520,000     0.1

               Trans-         USD      10,625,000    Eletson Holdings Inc.,
               portation--                           9.25% due 11/15/2003              10,558,437         10,810,937     0.1
               Shipping       USD      19,250,000    Teekay Shipping Corporation,
                                                     8.32% due 2/01/2008               18,252,500         19,731,250     0.1
                                                                                  ---------------    ---------------   ------
                                                                                       28,810,937         30,542,187     0.2

               Trucking       USD      21,000,000    Ameritruck Distribution,
                                                     12.25% due 11/15/2005             20,718,075         22,050,000     0.2

               US Government                         Federal Home Loan Mortgage
               & Agency                              Corp., REMIC (d)(g):
               Obligations    USD       4,910,000       1243-Hp, 5.625% due
                                                        11/25/2015                      4,788,017          4,854,762     0.0
                              USD      10,000,000       Series, 6.30% due 5/15/2008     9,210,937          9,718,750     0.1
                                                     Federal National Mortgage
                                                     Association (d):
                              USD       7,236,801       8% due 10/01/2024               6,910,015          7,474,168     0.0
                              USD      14,487,374       8% due 12/01/2024              14,231,582         14,962,560     0.1
                                                     US Treasury Inflation
                                                     Indexed Notes:
                              USD     120,000,000       3.625% due 7/15/2002          119,354,400        120,149,040     0.8
                              USD     125,000,000       3.315% due 1/15/2007          123,217,917        124,204,400     0.9
                                                     US Treasury Notes & Bonds:
                              USD     341,100,000       6% due 5/31/1998 (c)          339,137,636        342,218,808     2.4
                              USD     150,000,000       6.125% due 8/31/1998 (c)      149,890,625        150,773,437     1.1
                              USD     200,000,000       5.75% due 12/31/1998          198,992,025        200,202,000     1.4
                              USD     750,000,000       5.875% due 2/28/1999          747,746,094        751,987,500     5.3
                              USD     250,000,000       5.875% due 2/15/2000 (c)      245,113,281        250,585,937     1.8
                              USD      55,000,000       7.875% due 8/15/2001           53,943,600         58,927,550     0.4
                              USD      25,000,000       6.25% due 2/15/2003            25,710,937         25,390,500     0.2
                                                     US Treasury STRIPS (b)(m):
                              USD       5,000,000       0% due 2/15/2019                1,236,490          1,259,400     0.0
                              USD      22,000,000       0% due 5/15/2000               18,301,179         18,786,240     0.1
                                                                                  ---------------    ---------------   ------
                                                                                    2,057,784,735      2,081,495,052    14.6


SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                             Currency       Face                                                                  Percent of
COUNTRY        Industries  Denomination    Amount     Fixed-Income Securities           Cost           Value      Net Assets
United         Video          USD     104,025,000    CAI Wireless Systems, Inc.,
States         Services/                             12.25% due 9/15/2002         $    74,194,250    $    29,647,125     0.2%
(concluded)    Telecommuni-   USD     127,000,000    CS Wireless Systems,
               cations                               Inc., 0/11.375% due
                                                     3/01/2006 (b)(l)                  61,772,872         26,670,000     0.2
                              USD      17,000,000    Heartland Wireless
                                                     Communications Inc., 14%
                                                     due 10/15/2004                    12,885,000          6,970,000     0.0
                                                     People's Choice T.V.
                                                     Corp. (b):
                              USD       3,980,000       0/13.125% due 6/01/2004         1,917,513          1,353,200     0.0
                              USD      49,450,000       0/13.125% due 6/01/2004 (o)    22,357,513         16,813,000     0.1
                                                     Wireless One Inc.:
                              USD       2,250,000       0/13.50% due 8/01/2006 (b)        609,248            562,500     0.0
                              USD      14,250,000       13% due 10/15/2003             12,231,250          8,550,000     0.1
                                                                                  ---------------    ---------------   ------
                                                                                      185,967,646         90,565,825     0.6

                                                     Total Fixed-Income
                                                     Securities in the
                                                     United States                  3,441,168,509      3,428,262,363    24.0

                                                     Total Investments in
                                                     Fixed-Income Securities        5,565,283,539      5,676,801,464    39.8



                                                           Short-Term Securities

United         Commercial     USD      70,000,000    Abbey National PLC, 5.55%
States         Paper*                                due 8/12/1997                     69,881,292         69,881,292     0.5
                              USD      40,000,000    AlliedSignal Inc., 5.50%
                                                     due 8/13/1997                     39,926,667         39,926,667     0.3
                              USD     100,000,000    American Express Credit
                                                     Corp., 5.50% due 9/12/1997        99,358,333         99,358,333     0.7
                              USD      25,000,000    Ameritech Corporation,
                                                     5.46% due 9/22/1997               24,802,834         24,802,834     0.2
                              USD     100,000,000    Associates Corp. of
                                                     North America, 5.54% due
                                                     8/29/1997                         99,569,111         99,569,111     0.7
                              USD      50,000,000    Barclays US Funding Corp.,
                                                     5.53% due 8/08/1997               49,946,236         49,946,236     0.4
                                                     CIT Group Holdings, Inc. (The):
                              USD      36,000,000       5.46% due 8/25/1997            35,868,960         35,868,960     0.3
                              USD      50,000,000       5.52% due 8/25/1997            49,816,000         49,816,000     0.3
                              USD      14,000,000       5.48% due 9/02/1997            13,931,805         13,931,805     0.1
                              USD     100,000,000    Caisse des D pots et
                                                     Consignations, 5.52% due
                                                     8/07/1997                         99,908,000         99,908,000     0.7
                                                     Ciesco, L.P.:
                              USD      15,000,000       5.52% due 8/07/1997            14,986,200         14,986,200     0.1
                              USD      40,000,000       5.48% due 8/27/1997            39,841,689         39,841,689     0.3
                              USD      15,000,000       5.50% due 9/09/1997            14,910,625         14,910,625     0.1
                              USD      30,000,000       5.48% due 9/22/1997            29,762,533         29,762,533     0.2
                              USD      70,995,000    Commerzbank US Finance Inc.,
                                                     5.50% due 8/08/1997               70,919,075         70,919,075     0.5
                                                     Daimler-Benz AG:
                              USD      25,000,000       5.48% due 8/21/1997            24,923,889         24,923,889     0.2
                              USD      50,000,000       5.50% due 8/21/1997            49,847,222         49,847,222     0.4
                              USD      25,000,000       5.53% due 8/27/1997            24,900,153         24,900,153     0.2
                              USD     100,000,000    Delaware Funding Corp.,
                                                     5.52% due 8/15/1997               99,785,333         99,785,333     0.7
                              USD      50,000,000    Deutsche Bank Financial,
                                                     Inc., 5.52% due 8/04/1997         49,977,000         49,977,000     0.4
                                                     Dresdner US Finance Inc.:
                              USD      90,000,000       5.53% due 8/01/1997            90,000,000         90,000,000     0.6
                              USD      60,000,000       5.50% due 8/04/1997            59,972,500         59,972,500     0.4
                                                     Eastman Kodak Company:
                              USD      25,000,000       5.52% due 8/01/1997            25,000,000         25,000,000     0.2
                              USD      25,000,000       5.45% due 8/05/1997            24,984,861         24,984,861     0.2
                              USD      10,000,000       5.47% due 8/05/1997             9,993,922          9,993,922     0.1
                              USD      20,000,000       5.47% due 8/29/1997            19,914,911         19,914,911     0.1
                              USD     100,000,000    Eiger Capital Corp., 5.52%
                                                     due 8/27/1997                     99,601,333         99,601,333     0.7
                              USD     100,000,000    Ford Motor Credit Co., 5.49%
                                                     due 9/16/1997                     99,298,500         99,298,500     0.7
                              USD      20,000,000    France Telecom, 5.50% due
                                                     8/22/1997                         19,935,833         19,935,833     0.1
                              USD     100,000,000    General Electric Company PLC,
                                                     5.55% due 8/11/1997               99,845,833         99,845,833     0.7
                              USD      99,850,000    General Motors Acceptance
                                                     Corp., 5.81% due 8/01/1997        99,850,000         99,850,000     0.7
                              USD      50,000,000    Goldman Sachs Group L.P.,
                                                     5.55% due 8/06/1997               49,961,458         49,961,458     0.4
                                                     IBM Credit Corp.:
                              USD      30,000,000       5.54% due 8/08/1997            29,967,683         29,967,683     0.2
                              USD      20,000,000       5.48% due 9/12/1997            19,872,133         19,872,133     0.1
                              USD      50,000,000       5.49% due 9/12/1997            49,679,750         49,679,750     0.3
                                                     KFW International Finance Inc.:
                              USD      14,000,000       5.46% due 8/08/1997            13,985,137         13,985,137     0.1
                              USD      50,000,000       5.48% due 8/22/1997            49,840,167         49,840,167     0.3
                              USD      36,000,000       5.48% due 8/29/1997            35,846,560         35,846,560     0.3
                              USD      50,000,000    Kredietbank North American
                                                     Finance Corp., 5.48%
                                                     due 9/05/1997                     49,733,611         49,733,611     0.3
                                                     Matterhorn Capital Corp.:
                              USD      10,000,000       5.52% due 8/18/1997             9,973,933          9,973,933     0.1
                              USD      19,990,000       5.50% due 8/20/1997            19,931,974         19,931,974     0.1
                              USD      19,996,000       5.52% due 8/27/1997            19,916,283         19,916,283     0.1
                                                     Met Life Funding Corp.:
                              USD      24,479,000       5.53% due 8/13/1997            24,433,877         24,433,877     0.2
                              USD      15,000,000       5.53% due 8/28/1997            14,937,788         14,937,788     0.1
                              USD      61,277,000       5.48% due 9/09/1997            60,913,219         60,913,219     0.4
                              USD      30,000,000    Monsanto Company, 5.47%
                                                     due 8/19/1997                     29,917,950         29,917,950     0.2
                              USD      50,000,000    Morgan Stanley Group Inc.,
                                                     5.58% due 8/08/1997               49,945,750         49,945,750     0.4
                                                     National Australia Funding
                                                     (Delaware) Inc.:
                              USD      30,000,000       5.53% due 8/08/1997            29,967,742         29,967,742     0.2
                              USD      30,000,000       5.54% due 8/08/1997            29,967,683         29,967,683     0.2
                              USD      40,000,000       5.48% due 9/08/1997            39,768,622         39,768,622     0.3
                                                     Preferred Receivable
                                                     Funding Corp.:
                              USD      10,040,000       5.55% due 8/01/1997            10,040,000         10,040,000     0.1
                              USD      15,500,000       5.52% due 8/05/1997            15,490,493         15,490,493     0.1
                              USD       3,000,000       5.55% due 8/12/1997             2,994,913          2,994,913     0.0
                              USD      20,000,000       5.57% due 8/14/1997            19,959,772         19,959,772     0.1
                              USD      32,900,000       5.52% due 8/26/1997            32,773,883         32,773,883     0.2
                              USD      20,000,000       5.52% due 9/12/1997            19,871,200         19,871,200     0.1
                              USD      37,000,000    Southwestern Bell Capital
                                                     Corp., 5.53% due 8/15/1997        36,920,430         36,920,430     0.3
                                                     Transamerica Finance Corp.:
                              USD      10,000,000       5.49% due 9/04/1997             9,948,150          9,948,150     0.1
                              USD      20,000,000       5.50% due 9/04/1997            19,896,111         19,896,111     0.1
                              USD      25,000,000       5.48% due 9/15/1997            24,828,750         24,828,750     0.2
                              USD      50,000,000    UBS Finance (Delaware)
                                                     Inc., 5.52% due 8/25/1997         49,816,000         49,816,000     0.3
                                                     Vereinsbanken Finance
                                                     (Delaware) Inc.:
                              USD      50,000,000       5.52% due 8/05/1997            49,969,333         49,969,333     0.4
                              USD      50,000,000       5.48% due 9/05/1997            49,733,611         49,733,611     0.3
                              USD      50,000,000    The World Bank, 5.40% due
                                                     8/06/1997                         49,962,500         49,962,500     0.4



SCHEDULE OF INVESTMENTS (concluded)                                                                        (in US dollars)
                             Currency       Face                                                                  Percent of
COUNTRY                    Denomination    Amount      Short-Term Securities            Cost           Value      Net Assets
United         Commercial                            Xerox Corp.:
States         Paper*         USD      72,000,000       5.55% due 8/11/1997       $    71,889,000    $    71,889,000     0.5%
(concluded)    (concluded)    USD      28,000,000       5.52% due 8/14/1997            27,944,187         27,944,187     0.2
                                                     Xerox Credit Corp.:
                              USD      15,000,000       5.52% due 8/04/1997            14,993,100         14,993,100     0.1
                              USD      85,000,000       5.48% due 9/19/1997            84,365,995         84,365,995     0.6
                                                                                  ---------------    ---------------   ------
                                                                                    2,871,219,398      2,871,219,398    20.2

               US Government                         Federal Home Loan
               Agency                                Mortgage Corp.:
               Obligations*   USD      16,000,000       5.41% due 8/01/1997            16,000,000         16,000,000     0.1
                              USD      35,420,000       5.34% due 8/05/1997            35,398,984         35,398,984     0.2
                              USD      19,580,000       5.38% due 8/05/1997            19,568,295         19,568,295     0.1
                              USD      45,000,000       5.37% due 8/07/1997            44,959,725         44,959,725     0.3
                              USD      50,000,000       5.43% due 8/13/1997            49,909,500         49,909,500     0.4
                              USD      40,000,000       5.38% due 8/18/1997            39,898,378         39,898,378     0.3
                                                     Federal National Mortgage
                                                     Association:
                              USD      20,000,000       5.32% due 8/05/1997            19,988,178         19,988,178     0.1
                              USD      50,000,000       5.40% due 8/21/1997            49,850,000         49,850,000     0.3
                              USD      54,000,000       5.48% due 8/21/1997            53,835,600         53,835,600     0.4
                              USD      40,000,000       5.40% due 8/28/1997            39,838,000         39,838,000     0.3
                                                                                  ---------------    ---------------   ------
                                                                                      369,246,660        369,246,660     2.5

                                                     Total Investments in
                                                     Short-Term Securities          3,240,466,058      3,240,466,058    22.7

                                                     Total Investments             12,736,413,546     14,149,010,304    99.1


OPTIONS                             Nominal Value                                        Premiums
WRITTEN                         Covered by Options              Issue                    Received

               Call Options             1,500,000    AT&T Corp., expiring
               Written                               October 1997 at USD 35            (3,486,133)        (4,312,500)    0.0
                                          500,000    Airtouch Communications,
                                                     Inc., expiring October
                                                     1997 at USD 25                      (703,726)        (4,250,000)    0.0
                                        1,000,000    GTE Corp., expiring
                                                     December 1997 at USD 42.50        (2,844,904)        (5,375,000)   (0.1)
                                          300,000    QUALCOMM Inc., expiring
                                                     January 1998 at USD 55            (2,053,431)        (1,200,000)    0.0

                                                     Total Options Written             (9,088,194)       (15,137,500)   (0.1)


               Total Investments, Net of Options Written                          $12,727,325,352     14,133,872,804    99.0
                                                                                  ===============
               Short Sales (Proceeds--$111,047,452)**                                                   (133,531,484)   (0.9)

               Unrealized Appreciation on Forward Foreign Exchange Contracts***                           32,721,397     0.2

               Variation Margin on Financial Futures Contracts****                                        (5,465,554)    0.0

               Other Assets Less Liabilities                                                             252,292,831     1.7
                                                                                                     ---------------   ------
               Net Assets                                                                            $14,279,889,994   100.0%
                                                                                                     ===============   ======

               Net Asset Value: Class A--Based on net assets of $2,179,171,383
                                         and 136,900,364 shares outstanding                          $         15.92
                                                                                                     ===============
                                Class B--Based on net assets of $10,030,053,427
                                         and 639,046,784 shares outstanding                          $         15.70
                                                                                                     ===============
                                Class C--Based on net assets of $627,631,595
                                         and 40,393,000 shares outstanding                           $         15.54
                                                                                                     ===============
                                Class D--Based on net assets of $1,443,033,589
                                         and 90,748,023 shares outstanding                           $         15.90
                                                                                                     ===============



            (a)Warrants entitle the Fund to purchase a predetermined number of shares of stock/face amount of bonds at a predetermined price until the expiration date.
            (b)Represents a zero coupon or step bond. The interest rate on a step bond represents the fixed rate of interest that will commence its accrual on a predetermined date until maturity.
            (c)All or a portion of security held as collateral in connection with open financial futures contracts.
            (d)Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be less than the original maturity.
            (e)Each $10 face amount contains 40 shares of First Place Tower,
               Inc.
            (f)Each $1,000 face amount contains one warrant of United
               International Holdings, Inc.
            (g)Real Estate Mortgage Investment Conduits (REMIC).
            (h)Each $1,000 face amount contains four warrants of CellNet Data
               Systems, Inc.
            (i)Each $1,000 face amount countains one warrant of United USN, Inc.
            (j)Each $1,000 face amount contains one warrant of PLD Telekom, Inc.
            (k)Each $1,000 face amount contains one warrant of Coinstar Inc.
            (l)Each $1,000 face amount contains 1.1 shares of common stock of CS
               Wireless Systems, Inc.
            (m)Separate Trading of Registered Interest and Principal of
               Securities (STRIPS).
            (n)Securities held as collateral in connection with covered short sales.
            (o)Each $1,000 face amount contains one warrant of People's Choice
               T.V. Corp.
            (p)Represents a Brady Bond. Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
            (q)Each $1,000 face amount contains one warrant of Unifi
               Communications,Inc.
            (r)Each $1,000 face amount contains one warrant of Ionica PLC.
             ++American Depositary Receipts (ADR).
              *Commercial Paper and certain US Government Agency Obligations are traded on a discount basis. The interest rates shown are the rates in effect at July 31, 1997.
             **Covered Short Sales entered into as of July 31, 1997 were as follows:
               Common
               Shares                      Issue                              Value
                 703,950         Banco Bilbao Vizcaya, S.A. de C.V.     $ (18,409,115)
               4,153,020         Bank of East Asia                        (17,272,958)
               3,710,000         Hysan Development Co., Ltd.              (11,812,388)
               1,862,000         NEC Corporation                          (27,026,498)
               4,535,000         Sinoland Company Ltd.                     (4,761,750)
                 161,600         Sony Corporation                         (16,091,814)
               1,413,000         Yamanouchi Pharmaceutical Co., Ltd.      (38,156,961)
                                                                        -------------
               Total (Proceeds--$111,047,452)                           $(133,531,484)
                                                                        =============

            ***Forward Foreign Exchange Contracts as of July 31, 1997 were as follows:
                                                                          Unrealized
               Foreign                        Expiration                 Appreciation
               Currency Sold                     Date                   (Depreciation)
               CHF      103,000,000          September 1997              $  2,344,287
               DEM      117,000,000             August 1997                 5,003,738
               DEM       80,000,000          September 1997                 2,205,332
               ESP    1,000,000,000          September 1997                   145,412
               FRF      499,000,000             August 1997                 4,445,650
               FRF      385,000,000          September 1997                 2,496,871
               FRF       80,000,000            October 1997                    (3,655)
               GBP        6,000,000             August 1997                   248,820
               GBP      191,000,000          September 1997                 8,724,707
               GBP       23,000,000            October 1997                 1,175,898
               NLG      121,000,000             August 1997                 3,640,536
               NLG       40,000,000            October 1997                   522,065
               NOK      105,000,000             August 1997                   609,362
               SEK      410,000,000            October 1997                 1,162,374

               Total Unrealized Appreciation on Forward
               Foreign Exchange Contracts--Net
               (USD Commitment--$873,897,502)                             $32,721,397
                                                                          ===========
           ****Financial Futures Contracts sold as of July 31, 1997 were as follows:

               Number of                                 Expiration
               Contracts   Issue          Exchange          Date            Value
                  100   Japanese Govern-
                          ment Bonds        Tokyo     September 1997     $106,708,861
                  540   Standard & Poor's
                          500 Index         NYSE      September 1997      258,646,500
                  300   US Treasury Notes   NYSE      September 1997       33,300,000

               Total Financial Futures Contracts Sold
               (Total Contract Price--$372,609,260)                      $398,655,361
                                                                         ============
               Financial Futures Contracts purchased as of July 31, 1997 were as follows:

               Number of                                 Expiration
               Contracts   Issue          Exchange          Date            Value
                3,026   Nikkei 225          OSAKA     September 1997     $519,144,135

               Total Financial Futures Contracts Purchased
               (Total Contract Price--$524,448,608)                      $519,144,135
                                                                         ============

COMMON STOCK PORTFOLIO CHANGES


For the Quarter Ended July 31, 1997


Additions

 Amway Japan Limited (Premium
   Exchangeable Participating Shares)
   (ADR)
 Ascent Entertainment Group, Inc.
 Assicurazioni Generali S.p.A.
 Assurances Generales de France S.A. (AGF)
 Axa S.A.--UAP
 BB&T Corporation
 Banco Bilbao Vizcaya S.A.
 Bass PLC
 Boise Cascade Corporation
*CCA Prison Realty Trust
 Citizens Utilities Company (Class A)
 Citizens Utilities Company (Class B)
 Coinstar Inc.
*Coinstar Inc. (Warrants)
*Compagnie Generale des Eaux S.A.
   (New Shares)
*EDP--Electricidade de Portugal S.A.
*EDP--Electricidade de Portugal S.A. (ADR)
 Flowserve Corporation
 Gallaher Group PLC
 General Communication, Inc. (Class A)
 Golden State Bancorp Inc.
 Golden State Bancorp Inc. (Warrants)
*Granges AB
 Guinness PLC
 Istituto Bancario San Paolo di Torino S.p.A.
 James River Corporation of Virginia
 Komag, Inc.
 Koninklijke Pakhoed N.V.
 Mercantile Bancorporation Inc.
 Monterey Resources, Inc.
*NEC Corporation
 Novartis AG (Registered)
 Pilkington PLC
 QUALCOMM, Inc.
 Signet Group PLC (ADR)
 Silicon Graphics, Inc.
*Sinoland Company Ltd.
 Telegroup Inc.
*Thorn PLC
*Thorn PLC (Class B)
*Tokyo Electron Ltd.
 Ugly Duckling Corporation
 W.H. Smith Group PLC (Class A)
*Wang Laboratories, Inc. (Warrants)
 Waste Management Inc.


Deletions

 AGCO Corp.
 Aetna Inc.
 Allianz AG Holding
 American Home Products Corporation
 Autopista Concesionaria Espanola S.A.
   (ACESA)
 BW/IP Holdings, Inc.
 Banco Central Hispanoamericano S.A.
 Bank of New York Company, Inc. (The)
 Barnett Banks Inc.
 Bay Networks Inc.
 Bristol-Myers Squibb Co.
 Brooks Fiber Properties, Inc.
*CCA Prison Realty Trust
 Canadian Pacific, Ltd.
 Centex Corp.
 Cheung Kong Holdings Ltd.
 Chevron Corp.
*Coinstar Inc. (Warrants)
*Compagnie Generale des Eaux S.A.
   (New Shares)
 Crane Co.
 Deltic Timber Corporation
 Dime Bancorp, Inc.
*EDP--Electricidade de Portugal S.A.
*EDP--Electricidade de Portugal S.A. (ADR)
 Ente Nazionale Idrocarburi S.p.A.
 First of America Bank
 Fomento de Construciones y Contratas S.A.
 Getronics N.V.
 Glaxo Wellcome PLC
 Glendale Federal Savings Bank
 Glendale Federal Savings Bank (Warrants)
 Grand Metropolitan PLC
*Granges AB
 Harris Corp.
 ITT Corp.
 Immobiliaria Metropolitana Vasco
   Central S.A.
 International Petroleum Corp.
 Investor AB (B Shares)
 KLM Royal Dutch Airlines N.V.
 Long Beach Finance Corp.
 Mapfre S.A. (New Shares)
 Mediolanum S.p.A.
 Millipore Corporation
 Mobil Corp.
*NEC Corporation
 Onbancorp, Inc.
 Orkla A.S. (Class A)
 Parker Drilling Company
 Pharmacia & Upjohn, Inc.
 Philip Morris Companies, Inc.
 Prudential Corp. PLC
 RJR Nabisco, Inc.
 Rauma OY
 Rogers Cantel Mobile Communications Inc.
 Roosevelt Financial Group, Inc.
 SBC Communications Inc.
 Singer Co.
*Sinoland Company Ltd.
 SmithKline Beecham Corp. PLC (ADR)
 Southern National Corp.
*Thorn PLC
*Thorn PLC (Class B)
*Tokyo Electron Ltd.
 Transamerica Refining Corp. (Warrants)
 Transitional Hospitals Corp.
 Tupperware Corporation
 Unidanmark A/S
 VLSI Technology, Inc.
 WMX Technologies, Inc.
*Wang Laboratories, Inc. (Warrants)

[FN]
*Added and deleted in the same quarter.



PORTFOLIO INFORMATION


Worldwide
Investments
As of 7/31/97


Percent Breakdown of Stocks &
Fixed-Income Securities by            Percent of
Country                               Net Assets

United States*                           66.6%
Germany                                   5.7
Japan                                     5.5
United Kingdom                            4.8
France                                    2.2
Argentina                                 2.0
Italy                                     1.5
Canada                                    1.5
Netherlands                               1.0
Finland                                   0.7
Hong Kong                                 0.7
Australia                                 0.7
Switzerland                               0.7
Russia                                    0.6
Sweden                                    0.5
South Korea                               0.5
Portugal                                  0.5
Mexico                                    0.5
Brazil                                    0.5
Singapore                                 0.4
Indonesia                                 0.4
Malaysia                                  0.3
Spain                                     0.2
Cayman Islands                            0.2
Norway                                    0.2
India                                     0.2
Taiwan                                    0.1
South Africa                              0.1
Luxembourg                                0.1
Austria                                   0.1
Philippines                               0.1
New Zealand**                             0.0
Ireland**                                 0.0
                                         ----
Total                                    99.1%
                                         ====

[FN]
 *Includes investments in short-term securities.
**Holdings are less than 0.1%.

Ten Largest Holdings                  Percent of
(Equity Investments)                  Net Assets

Noble Drilling Corp.                      0.7%
Republic New York Corp.                   0.7
Societe Generale de France S.A.           0.6
AT&T Corp.                                0.6
Mellon Bank Corp.                         0.5
Catellus Development Corp.                0.4
First Commerce Corp.                      0.4
KeyCorp                                   0.4
Sumitomo Marine & Fire
  Insurance Co., Ltd.                     0.4
Canon, Inc.                               0.4


Ten Largest Industries                Percent of
(Equity Investments)                  Net Assets

Banking++                                 5.5%
Telecommunications                        4.2
Insurance                                 3.7
Utilities--Electric & Gas                 1.9
Energy & Petroleum                        1.0
Oil Services                              1.0
Metals                                    0.9
Healthcare Services                       0.9
Retail Stores                             0.9
Financial Services                        0.9

[FN]
++Includes savings banks.